UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22140

NETS Trust
(Exact name of registrant as specified in charter)

50 South LaSalle Street
Chicago, IL 60603
(Address of principal executive offices) (Zip code)

Craig Carberry, Esq.
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
(Name and Address of Agent for Service)

With a copy to:
Diana McCarthy, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: October 31

Date of reporting period: May 1, 2008 to July 31, 2008

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™AEX-index® Fund (The Netherlands)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 99.6%
Banks - 4.1%
Fortis	6,089	$85,883
Brewers - 2.9%
Heineken NV	1,265	59,073
Business Training & Employment Agencies - 3.1%
Randstad Holding NV	2,295	65,277
Consumer Electronics - 4.5%
Koninklijke Philips Electronics NV	2,763	92,600
Delivery Services - 3.1%
TNT NV	1,838	64,696
Fixed Line Telecommunications - 4.6%
Koninklijke KPN NV	5,497	96,145
Food Products - 6.6%
Unilever NV	4,948	136,955
Food Retailers & Wholesalers - 4.5%
Koninklijke Ahold NV	8,231	94,071
Integrated Oil & Gas - 14.9%
Royal Dutch Shell PLC, Class A	8,658	309,213
Life Insurance - 13.6%
Aegon NV	7,549	88,785
ING Groep NV	5,922	194,082
		282,867
Oil Equipment & Services - 0.8%
SBM Offshore NV	706	15,895
Publishing - 5.0%
Reed Elsevier NV	3,516	58,424
Wolters Kluwer NV	1,911	44,695
		103,119
Retail REITs - 5.2%
Corio NV (REIT)	309	23,908
Unibail-Rodamco (REIT)	376	84,778
		108,686
Semiconductors - 2.3%
ASML Holding NV	2,061	47,753
Specialty Chemicals - 5.9%
Akzo Nobel NV	1,315	75,729
Koninklijke DSM NV	772	47,061
		122,790
Steel - 16.0%
ArcelorMittal	3,713	331,603
Telecommunications Equipment - 2.5%
TomTom NV*	2,250	51,219
Total Common Stocks
(Cost $2,450,185)		2,067,845

SHORT-TERM INVESTMENT - NM
JPMorgan Prime Money Market Fund,
Morgan Shares, 2.22%(1)	412	412
Total Short-Term Investments
(Cost $412)		412
Total Investments - 99.6%
(Cost $2,450,597)		2,068,257
Other Assets less Liabilities - 0.4%		8,282
NET ASSETS - 100.0%		$2,076,539

*	Non-Income Producing Security.
(1)	The rate quoted is the annualized seven-day net yield of the
Fund at period end.

NM – Less than 0.05%.

NETS™ FUNDS QUARTERLY REPORT  1

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™AEX-index® Fund (The Netherlands)
July 31, 2008 (Unaudited)

NETS™ AEX-index® Fund (The Netherlands)
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation
(depreciation) as of July 31, 2008, is as follows:

Gross unrealized appreciation	$4,244
Gross unrealized depreciation	(386,584)
Net depreciation of investments	($382,340)

NETS™ FUNDS QUARTERLY REPORT 2

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ BEL 20® Index Fund (Belgium)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 98.0%
Banks - 26.6%
Dexia SA	6,756	$92,445
Fortis	16,210	229,648
KBC Groep NV	2,213	226,368
		548,461
Brewers - 9.2%
InBev NV	2,799	188,879
Diversified Industrials - 4.5%
Ackermans & van Haaren NV	453	48,232
Bekaert SA	289	44,117
		92,349
Electronic Equipment - 1.1%
AGFA-Gevaert NV*	2,977	22,156
Fixed Line Telecommunications - 4.5%
Belgacom SA	2,360	93,472
Food Retailers & Wholesalers - 8.3%
Colruyt SA	282	78,864
Delhaize Group	1,693	93,219
		172,083
Industrial & Office REITs - 2.7%
Cofinimmo (REIT)	296	56,011
Mobile Telecommunications - 2.9%
Mobistar SA	725	60,122
Multi-Utilities - 15.5%
Gdf Suez*	5,030	318,239
Suez SA	6	358
		318,597
Nonferrous Metals - 1.0%
Nyrstar	1,634	20,676
Pharmaceuticals - 3.9%
Omega Pharma SA	424	18,464
UCB SA	1,834	62,967
		81,431
Specialty Chemicals - 8.8%
Solvay SA	725	87,146
Umicore	2,094	94,552
		181,698
Specialty Finance - 9.0%
Groupe Bruxelles Lambert SA	841	93,820
Nationale A Portefeuille	1,153	90,866
		184,686
Total Common Stocks
(Cost $2,496,994)		2,020,621

SHORT-TERM INVESTMENT - 0.5%
JPMorgan Prime Money Market Fund,
Morgan Shares, 2.22%(1)	9,773	9,773
Total Short-Term Investments
(Cost $9,773)		9,773
Total Investments - 98.5%
(Cost $2,506,767)		2,030,394
Other Assets less Liabilities - 1.5%		31,723
NET ASSETS - 100.0%		$2,062,117

*	Non-Income Producing Security.
(1)	The rate quoted is the annualized seven-day net yield of the
Fund at period end.

NETS™ FUNDS QUARTERLY REPORT  3

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ BEL 20® Index Fund (Belgium)
July 31, 2008 (Unaudited)

NETS™ BEL 20® Index Fund (Belgium)
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation
(depreciation) as of July 31, 2008, is as follows:

Gross unrealized appreciation	$7,909
Gross unrealized depreciation	(484,282)
Net depreciation of investments	($476,373)

NETS™ FUNDS QUARTERLY REPORT  4

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ CAC40® Index Fund (France)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 99.1%
Aerospace - 0.6%
European Aeronautic Defence and Space
Co. NV	674	$12,819
Airlines - 0.5%
Air France-KLM	472	11,835
Automobiles - 2.0%
Peugeot SA	304	14,960
Renault SA	368	30,839
		45,799
Banks - 13.5%
BNP Paribas	1,590	158,275
Credit Agricole SA	2,061	44,280
Dexia SA	1,062	14,515
Societe Generale	1,024	95,606
		312,676
Broadcasting & Entertainment - 3.9%
Vivendi	2,153	90,598
Broadline Retailers - 0.7%
PPR	140	15,328
Building Materials & Fixtures - 3.1%
Cie de Saint-Gobain	604	37,894
Lafarge SA	250	34,247
		72,141
Clothing & Accessories - 2.4%
LVMH Moet Hennessy Louis Vuitton SA	498	55,128
Commodity Chemicals - 2.6%
Air Liquide	458	60,219
Computer Services - 0.7%
Cap Gemini SA	269	17,313
Distillers & Vintners - 1.3%
Pernod-Ricard SA	347	30,389
Electrical Components & Equipment - 2.1%
Schneider Electric SA	430	47,916
Electricity - 2.5%
EDF	673	58,750
Fixed Line Telecommunications - 5.0%
France Telecom SA	3,624	115,179
Food Products - 2.7%
Groupe Danone	856	63,774
Food Retailers & Wholesalers - 2.3%
Carrefour SA	1,043	53,588
Full Line Insurance - 3.9%
AXA SA	3,052	90,404
Gas Distribution - 6.6%
Gdf Suez	2,417	152,127
Heavy Construction - 3.6%
Bouygues	467	30,413
Vinci SA	914	52,052
		82,465
Hotels - 1.0%
Accor SA	340	22,843
Industrial Machinery - 3.1%
Alstom	394	44,519
Vallourec	93	27,883
		72,402
Integrated Oil & Gas - 14.0%
Total SA	4,212	324,646

	Number of
	Shares	Value
COMMON STOCKS - 99.1% - CONTINUED
Medical Supplies - 0.8%
Cie Generale d'Optique Essilor
International SA	395	$19,574
Multi-Utilities - NM
Suez SA	13	782
Personal Products - 2.3%
L'Oreal SA	508	53,422
Pharmaceuticals - 5.8%
Sanofi-Aventis SA	1,927	135,508
Publishing - 0.6%
Lagardere SCA	236	13,016
Real Estate Investment Trusts - 1.5%
Unibail-Rodamco (REIT)	151	33,990
Semiconductors - 0.5%
STMicroelectronics NV	1,092	12,168
Steel - 6.2%
ArcelorMittal	1,605	143,290
Telecommunications Equipment - 1.0%
Alcatel-Lucent*	3,854	23,241
Tires - 0.7%
Compagnie Generale des Etablissements
Michelin, Class B	253	16,800
Water - 1.6%
Veolia Environnement	697	37,084
Total Common Stocks
(Cost $2,557,973)		2,297,214

SHORT-TERM INVESTMENT - 0.1%
JPMorgan Prime Money Market Fund,
Morgan Shares, 2.22%(1)	1,643	1,643
Total Short-Term Investments
(Cost $1,643)		1,643
Total Investments - 99.2%
(Cost $2,559,616)		2,298,857
Other Assets less Liabilities - 0.8%		18,123
NET ASSETS - 100.0%		$2,316,980

*	Non-Income Producing Security.
(1)	The rate quoted is the annualized seven-day net yield of the
Fund at period end.

NM – Less than 0.05%.

NETS™ FUNDS QUARTERLY REPORT  5

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ CAC40® Index Fund (France)
July 31, 2008 (Unaudited)

NETS™ CAC40® Index Fund (France)
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation
(depreciation) as of July 31, 2008, is as follows:

Gross unrealized appreciation	$22,948
Gross unrealized depreciation	(283,707)
Net depreciation of investments	($260,759)

NETS™ FUNDS QUARTERLY REPORT  6

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ DAX® Index Fund (Germany)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 98.7%
Airlines - 1.4%
Deutsche Lufthansa AG (Registered)	2,876	$66,277
Auto Parts & Equipment - 2.1%
Continental AG	874	98,661
Automobile Manufacturers - 10.0%
Bayerische Motoren Werke AG	1,080	48,715
Daimler AG	3,702	215,620
Volkswagen AG	656	209,577
		473,912
Chemicals, Speciality - 13.6%
BASF SE	4,790	304,101
Bayer AG	3,938	340,515
		644,616
Clothing & Footwear - 1.5%
Adidas AG	1,144	70,344
Credit Banks - 7.9%
Commerzbank AG	3,332	108,030
Deutsche Bank AG (Registered)	2,422	225,186
Deutsche Postbank AG	602	42,746
		375,962
Fixed-Line Telecommunication - 4.6%
Deutsche Telekom AG	12,462	216,896
Health Care - 1.4%
Fresenius Medical Care AG & Co. KGaA	1,184	65,451
Industrial Gases - 2.6%
Linde AG	892	123,698
Industrial, Diversified - 15.0%
MAN AG	754	76,115
Siemens AG (Registered)	4,308	529,390
ThyssenKrupp AG	1,914	107,238
		712,743
Insurance - 7.4%
Allianz SE (Registered)	2,070	353,073
Logistics - 2.3%
Deutsche Post AG (Registered)	4,576	107,738
Mortgage Banks - 0.8%
Hypo Real Estate Holding AG	1,442	40,633
Multi-Utilities - 13.9%
E.ON AG	2,382	455,088
RWE AG	1,696	203,650
		658,738
Personal Products - 1.1%
Henkel AG & Co. KGaA (Preference)	1,254	50,186
Pharmaceuticals - 1.1%
Merck KGAA	434	52,560
Re-Insurance - 3.7%
Muenchener Rueckversicherungs AG
(Registered)	1,062	176,966
Retail, Multiline - 0.9%
Metro AG	794	44,908
Securities Brokers - 2.3%
Deutsche Boerse AG	936	107,353
Semiconductors - 0.3%
Infineon Technologies AG*	1,974	15,076
Software - 4.5%
SAP AG	3,666	213,123

	Number of
	Shares	Value
COMMON STOCKS - 98.7% - CONTINUED
Transportation Services - 0.3%
TUI AG	580	$13,375
Total Common Stocks
(Cost $5,028,464)		4,682,289

SHORT-TERM INVESTMENT - NM
JPMorgan Prime Money Market Fund,
Morgan Shares, 2.22%(1)	851	851
Total Short-Term Investments
(Cost $851)		851
Total Investments - 98.7%
(Cost $5,029,315)		4,683,140
Other Assets less Liabilities - 1.3%		63,936
NET ASSETS - 100.0%		$4,747,076

*	Non-Income Producing Security.
(1)	The rate quoted is the annualized seven-day net yield of the
Fund at period end.

NM – Less than 0.05%.

NETS™ FUNDS QUARTERLY REPORT  7

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ DAX® Index Fund (Germany)
July 31, 2008 (Unaudited)

NETS™ DAX® Index Fund (Germany)
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation
(depreciation) as of July 31, 2008, is as follows:

Gross unrealized appreciation	$102,582
Gross unrealized depreciation	(448,757)
Net depreciation of investments	($346,175)

NETS™ FUNDS QUARTERLY REPORT  8

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ FTSE 100 Index Fund (United Kingdom)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 99.1%
Aerospace - 0.7%
Cobham PLC	1,001	$4,020
Rolls-Royce Group PLC*	1,590	11,284
		15,304
Airlines - 0.2%
British Airways PLC	1,015	5,132
Apparel Retailers - 0.1%
Next PLC	177	3,347
Asset Managers - 1.0%
Man Group PLC	1,545	18,807
Schroders PLC	150	2,864
Schroders PLC (Non-Voting)	40	694
		22,365
Banks - 16.6%
Barclays PLC	7,242	48,488
HBOS PLC	4,637	26,684
HSBC Holdings PLC	10,623	176,552
Lloyds TSB Group PLC	4,947	28,933
Royal Bank of Scotland Group PLC	14,415	60,464
Standard Chartered PLC	1,258	38,626
		379,747
Brewers - 0.9%
SABMiller PLC	982	20,406
Broadcasting & Entertainment - 0.6%
British Sky Broadcasting Group PLC	1,165	10,483
ITV PLC	3,433	2,897
		13,380
Broadline Retailers - 0.3%
Marks & Spencer Group PLC	1,419	7,266
Business Support Services - 1.0%
Bunzl PLC	274	3,430
Capita Group PLC	537	7,319
Experian PLC	900	7,007
G4S PLC	1,242	4,748
		22,504
Containers & Packaging - 0.2%
Rexam PLC	567	4,271
Conventional Electricity - 0.2%
Drax Group PLC	303	4,354
Defense - 1.2%
BAE Systems PLC	3,077	27,428
Distillers & Vintners - 1.7%
Diageo PLC	2,278	39,732
Diversified Industrials - 0.3%
Smiths Group PLC	342	7,093
Electricity - 2.0%
British Energy Group PLC	909	13,136
International Power PLC	1,328	10,858
Scottish & Southern Energy PLC	771	21,412
		45,406
Exploration & Production - 0.7%
Cairn Energy PLC*	115	6,242
Tullow Oil PLC	634	9,890
		16,132
Fixed Line Telecommunications - 1.4%
BT Group PLC	6,887	23,724

	Number of
	Shares	Value
COMMON STOCKS - 99.1% - CONTINUED
Fixed Line Telecommunications - 1.4% - (continued)
Cable & Wireless PLC	2,184	$7,139
		30,863
Food Products - 2.3%
Associated British Foods PLC	349	4,953
Cadbury PLC	1,210	14,357
Unilever PLC	1,169	32,142
		51,452
Food Retailers & Wholesalers - 3.1%
J Sainsbury PLC	1,531	9,568
Tesco PLC	7,003	49,996
WM Morrison Supermarkets PLC	2,370	12,159
		71,723
Full Line Insurance - 0.3%
RSA Insurance Group PLC	2,873	7,507
Gas Distribution - 0.9%
Centrica PLC	3,240	20,201
General Mining - 12.9%
Anglo American PLC	1,178	68,161
Antofagasta PLC	348	3,988
BHP Billiton PLC	1,962	65,799
Eurasian Natural Resources Corp.*	341	7,126
Kazakhmys PLC	161	4,781
Rio Tinto PLC	884	93,510
Vedanta Resources PLC	126	5,037
Xstrata PLC	648	46,801
		295,203
Home Improvement Retailers - 0.2%
Kingfisher PLC	2,067	4,848
Hotels - 0.2%
Intercontinental Hotels Group PLC	260	3,430
Industrial Suppliers - 0.2%
Wolseley PLC	580	3,926
Insurance Brokers - 0.1%
Admiral Group PLC	173	3,172
Integrated Oil & Gas - 19.2%
BG Group PLC	2,971	67,445
BP PLC	16,703	172,549
Royal Dutch Shell PLC, Class A	3,146	112,112
Royal Dutch Shell PLC, Class B	2,447	86,378
		438,484
Investment Services - 0.3%
ICAP PLC	426	4,240
London Stock Exchange Group PLC	183	3,013
		7,253
Life Insurance - 3.4%
Aviva PLC	2,330	23,285
Friends Provident PLC	2,050	3,427
Legal & General Group PLC	5,438	10,535
Old Mutual PLC	4,697	9,035
Prudential PLC	2,182	23,600
Standard Life PLC	1,918	8,653
		78,535
Media Agencies - 0.4%
WPP Group PLC	1,028	9,851
Medical Equipment - 0.4%
Smith & Nephew PLC	793	8,498

NETS™ FUNDS QUARTERLY REPORT  9

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ FTSE 100 Index Fund (United Kingdom)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 99.1% - CONTINUED
Mobile Telecommunications - 5.5%
Vodafone Group PLC	46,505	$125,332
Multi-Utilities - 1.8%
National Grid PLC	2,233	29,548
United Utilities Group PLC	585	8,059
United Utilities Group PLC, Class B*	757	2,549
		40,156
Nondurable Household Products - 1.5%
Reckitt Benckiser Group PLC	634	34,688
Oil Equipment & Services - 0.5%
AMEC PLC	293	4,927
John Wood Group PLC	342	2,866
Petrofac Ltd.	241	3,065
		10,858
Pharmaceuticals - 7.9%
AstraZeneca PLC	1,298	63,457
GlaxoSmithKline PLC	4,643	108,161
Shire Ltd.	494	8,137
		179,755
Platinum & Precious Metals - 0.3%
Lonmin PLC	137	6,581
Publishing - 1.1%
Pearson PLC	710	9,149
Reed Elsevier PLC	1,002	11,443
Thomson Reuters PLC	158	4,281
		24,873
Real Estate Investment Trusts - 1.2%
British Land Co. PLC (REIT)	451	6,276
Hammerson PLC (REIT)	256	4,870
Land Securities Group PLC (REIT)	411	10,519
Liberty International PLC (REIT)	320	5,946
		27,611
Recreational Services - 0.3%
Carnival PLC	188	6,618
Restaurants & Bars - 0.8%
Compass Group PLC	1,649	11,956
Enterprise Inns PLC	448	2,751
Whitbread PLC	155	3,414
		18,121
Software - 0.4%
Invensys PLC*	701	3,930
Sage Group PLC	1,142	4,431
		8,361
Specialty Chemicals - 0.3%
Johnson Matthey PLC	195	6,455
Specialty Finance - 0.3%
3i Group PLC	338	6,039
Specialty Retailers - 0.1%
Carphone Warehouse Group PLC	320	1,199
Steel - NM
Ferrexpo PLC	134	765
Tobacco - 3.6%
British American Tobacco PLC	1,342	48,595
Imperial Tobacco Group PLC	894	33,470
		82,065
Travel & Tourism - 0.3%
Firstgroup PLC	411	4,226

	Number of
	Shares	Value
COMMON STOCKS - 99.1% - CONTINUED
Travel & Tourism - 0.3% - (continued)
Thomas Cook Group PLC	432	$1,720
TUI Travel PLC	440	1,743
		7,689
Water - 0.2%
Severn Trent PLC	206	5,431
Total Common Stocks
(Cost $2,493,842)		2,261,410

CLOSED-END FUND - 0.2%
Equity Investment Instruments - 0.2%
Alliance Trust PLC
(Cost $3,962)	593	3,618

SHORT-TERM INVESTMENT - NM
JPMorgan Prime Money Market Fund,
Morgan Shares, 2.22%(1)	206	206
Total Short-Term Investments
(Cost $206)		206
Total Investments - 99.3%
(Cost $2,498,010)		2,265,234
Other Assets less Liabilities - 0.7%		16,093
NET ASSETS - 100.0%		$2,281,327

*	Non-Income Producing Security.
(1)	The rate quoted is the annualized seven-day net yield of the
Fund at period end.

NM – Less than 0.05%.

NETS™ FUNDS QUARTERLY REPORT  10

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ FTSE 100 Index Fund (United Kingdom)
July 31, 2008 (Unaudited)

NETS™ FTSE 100 Index Fund (United Kingdom)
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation
(depreciation) as of July 31, 2008, is as follows:

Gross unrealized appreciation	$25,682
Gross unrealized depreciation	(258,458)
Net depreciation of investments	($232,776)

NETS™ FUNDS QUARTERLY REPORT  11

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ FTSE Singapore Straits Times Index Fund
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 96.2%
Aerospace - 2.0%
Singapore Technologies Engineering Ltd.	22,000	$44,698
Airlines - 4.3%
Singapore Airlines Ltd.	9,000	99,320
Banks - 30.2%
DBS Group Holdings Ltd.	17,000	238,544
Oversea-Chinese Banking Corp.	34,000	209,472
United Overseas Bank Ltd.	17,000	242,023
		690,039
Brewers - 1.0%
Thai Beverage PCL	146,000	22,941
Commercial Vehicles & Trucks - 4.3%
Cosco Corp. Singapore Ltd.	13,000	29,073
SembCorp Marine Ltd.	12,000	36,746
Yangzijiang Shipbuilding Holdings Ltd.	56,000	32,741
		98,560
Diversified Industrials - 10.7%
Fraser and Neave Ltd.	20,000	64,752
Jardine Strategic Holdings Ltd.	1,000	17,200
Keppel Corp. Ltd.	11,000	85,698
Noble Group Ltd.	21,800	34,413
SembCorp Industries Ltd.	13,000	42,944
		245,007
Fixed Line Telecommunications - 11.2%
Singapore Telecommunications Ltd.	90,000	235,475
StarHub Ltd.	10,000	20,390
		255,865
Food Products - 6.0%
Olam International Ltd.	19,000	31,521
Wilmar International Ltd.	33,000	106,358
		137,879
Hotels - 3.7%
City Developments Ltd.	10,000	83,900
Investment Services - 3.3%
Singapore Exchange Ltd.	15,000	74,764
Marine Transportation - 0.7%
Neptune Orient Lines Ltd.	8,000	16,604
Publishing - 3.0%
Singapore Press Holdings Ltd.	23,000	67,741
Real Estate Holding & Development - 10.0%
CapitaLand Ltd.	24,000	99,978
Hongkong Land Holdings Ltd.	20,000	82,600
Keppel Land Ltd.	4,000	14,266
Yanlord Land Group Ltd.	23,000	32,273
		229,117
Real Estate Investment Trusts - 1.7%
CapitaMall Trust (REIT)	18,000	39,465
Recreational Services - 1.7%
Genting International PLC*	94,000	38,815
Specialty Retailers - 1.1%
Jardine Cycle & Carriage Ltd.	2,000	25,491
Transportation Services - 1.3%
SIA Engineering Co. Ltd.	13,000	29,548
Total Common Stocks
(Cost $2,408,892)		2,199,754

	Number of
	Shares	Value
SHORT-TERM INVESTMENT - NM
JPMorgan Prime Money Market Fund,
Morgan Shares, 2.22%(1)	488	$488
Total Short-Term Investments
(Cost $488)		488
Total Investments - 96.2%
(Cost $2,409,380)		2,200,242
Other Assets less Liabilities - 3.8%		87,121
NET ASSETS - 100.0%		$2,287,363

*	Non-Income Producing Security.
(1)	The rate quoted is the annualized seven-day net yield of the
Fund at period end.

NM – Less than 0.05%.

NETS™ FUNDS QUARTERLY REPORT  12

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ FTSE Singapore Straits Times Index Fund
July 31, 2008 (Unaudited)

NETS™ FTSE Singapore Straits Times Index Fund
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation
(depreciation) as of July 31, 2008, is as follows:

Gross unrealized appreciation	$3,770
Gross unrealized depreciation	(212,908)
Net depreciation of investments	($209,138)

NETS™ FUNDS QUARTERLY REPORT  13

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 98.1%
Banks - 10.0%
ABSA Group Ltd.	2,116	$29,623
FirstRand Ltd.	22,776	52,140
Nedbank Group Ltd.	1,619	23,080
RMB Holdings Ltd.	6,439	22,922
Standard Bank Group Ltd.	7,605	94,649
		222,414
Brewers - 4.2%
SABMiller PLC	4,503	94,514
Broadcasting & Entertainment - 2.4%
Naspers Ltd., Class N	2,180	53,514
Building Materials & Fixtures - 0.9%
Pretoria Portland Cement Co. Ltd.	4,447	20,701
Business Support Services - 1.3%
Bidvest Group Ltd.*	2,096	29,128
Clothing & Accessories - 5.3%
Compagnie Financiere Richemont SA	19,351	117,159
Consumer Finance - 1.0%
African Bank Investments Ltd.	5,697	21,645
Diversified Industrials - 3.5%
Barloworld Ltd.	1,727	15,890
Remgro Ltd.	2,344	62,100
		77,990
Fixed Line Telecommunications - 1.4%
Telkom SA Ltd.	1,614	30,716
Food Products - 1.1%
Tiger Brands Ltd.	1,230	24,419
Furnishings - 1.0%
Steinhoff International Holdings Ltd.	10,016	21,873
General Mining - 30.6%
African Rainbow Minerals Ltd.	627	21,290
Anglo American PLC	5,753	332,400
BHP Billiton PLC	9,240	309,482
Exxaro Resources Ltd.	903	13,479
Kumba Iron Ore Ltd.	76	2,664
		679,315
Gold Mining - 4.3%
AngloGold Ashanti Ltd.	726	23,980
Gold Fields Ltd.	3,611	43,740
Harmony Gold Mining Co. Ltd.*	2,592	28,480
		96,200
Health Care Providers - 0.7%
Netcare Ltd.*	15,921	15,608
Heavy Construction - 2.4%
Aveng Ltd.	2,954	25,076
Murray & Roberts Holdings Ltd.	2,175	28,588
		53,664
Integrated Oil & Gas - 5.6%
Sasol Ltd.	2,313	125,091
Investment Services - 1.5%
Investec Ltd.	2,005	13,753
Investec PLC	2,893	19,702
		33,455
Life Insurance - 4.6%
Liberty Group Ltd.*	1,505	13,167
Old Mutual PLC	28,682	55,960

	Number of
	Shares	Value
COMMON STOCKS - 98.1% - CONTINUED
Life Insurance - 4.6% - (continued)
Sanlam Ltd.	13,528	$32,599
		101,726
Mobile Telecommunications - 5.3%
MTN Group Ltd.	6,763	117,412
Paper - 1.5%
Mondi Ltd.	2,109	12,864
Sappi Ltd.	1,892	20,698
		33,562
Platinum & Precious Metals - 6.1%
Anglo Platinum Ltd.	177	23,386
Impala Platinum Holdings Ltd.	2,930	98,614
Lonmin PLC	266	12,747
		134,747
Real Estate Investment Trusts - 1.8%
Liberty International PLC (REIT)	2,087	39,218
Steel - 1.6%
ArcelorMittal South Africa Ltd.	1,339	35,933
Total Common Stocks
(Cost $2,389,560)		2,180,004

SHORT-TERM INVESTMENT - 0.1%
JPMorgan Prime Money Market Fund,
Morgan Shares, 2.22%(1)	2,512	2,512
Total Short-Term Investments
(Cost $2,512)		2,512
Total Investments - 98.2%
(Cost $2,392,072)		2,182,516
Other Assets less Liabilities - 1.8%		39,240
NET ASSETS - 100.0%		$2,221,756

*	Non-Income Producing Security.
(1)	The rate quoted is the annualized seven-day net yield of the
Fund at period end.

NETS™ FUNDS QUARTERLY REPORT  14

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)
July 31, 2008 (Unaudited)

NETS™ FTSE/JSE Top 40 Index Fund (South Africa)
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation
(depreciation) as of July 31, 2008, is as follows:

Gross unrealized appreciation	$29,401
Gross unrealized depreciation	(238,957)
Net depreciation of investments	($209,556)

NETS™ FUNDS QUARTERLY REPORT  15

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ Hang Seng China Enterprises Index Fund
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 99.4%
Consumer Goods - 0.9%
Dongfeng Motor Group Co. Ltd., Class H	28,757	$12,568
Tsingtao Brewery Co. Ltd., Class H	3,564	7,720
		20,288
Energy - 23.0%
China Coal Energy Co.	30,576	55,256
China Oilfield Services Ltd., Class H	12,653	18,942
China Petroleum & Chemical Corp.,
Class H	101,679	106,081
China Shenhua Energy Co., Ltd., Class H	25,261	94,539
PetroChina Co. Ltd., Class H	161,461	215,633
Yanzhou Coal Mining Co. Ltd., Class H	16,115	29,494
		519,945
Financials - 52.1%
Bank of China Ltd., Class H	229,725	105,407
Bank of Communications Co. Ltd., Class H	82,374	104,838
China Citic Bank, Class H	39,128	24,975
China Construction Bank Corp., Class H	341,506	301,139
China Life Insurance Co. Ltd., Class H	56,644	215,984
China Merchants Bank Co. Ltd., Class H	20,340	74,167
Industrial & Commercial Bank of China,
Class H	347,320	262,641
PICC Property & Casualty Co. Ltd.,
Class H	20,874	13,109
Ping An Insurance Group Co. of China Ltd.,
Class H	10,791	75,446
		1,177,706
Industrial Goods - 0.5%
Shanghai Electric Group Co. Ltd., Class H*	26,614	11,836
Materials - 5.5%
Aluminum Corp of China Ltd., Class H	31,579	32,460
Angang Steel Co. Ltd., Class H	9,191	18,706
China Molybdenum Co. Ltd., Class H	11,591	9,508
Jiangxi Copper Co. Ltd., Class H	11,084	20,372
Maanshan Iron & Steel, Class H	15,380	9,580
Sinopec Shanghai Petrochemical Co. Ltd.,
Class H	22,000	7,303
Zijin Mining Group Co. Ltd., Class H	31,624	25,130
		123,059
Properties & Construction - 6.4%
Anhui Conch Cement Co. Ltd., Class H*	3,572	21,082
China Communications Construction Co.
Ltd., Class H	34,441	64,978
China National Building Material Co. Ltd.,
Class H	7,851	15,275
China Railway Group Ltd., Class H*	30,683	25,169
Guangzhou R&F Properties Co. Ltd.,
Class H	8,863	18,334
		144,838
Services - 6.3%
Air China Ltd., Class H	21,657	12,519
Beijing Capital International Airport Co.
Ltd., Class H	14,521	12,004
China COSCO Holdings Co. Ltd., Class H	20,128	48,706
China Shipping Container Lines Co. Ltd.,
Class H	31,576	10,320
China Shipping Development Co. Ltd.,
Class H	10,112	31,105

	Number of
	Shares	Value
COMMON STOCKS - 99.4% - CONTINUED
Services - 6.3% - (continued)
Guangshen Railway Co. Ltd., Class H	15,756	$7,916
Jiangsu Expressway Co. Ltd., Class H	10,566	8,979
Zhejiang Expressway Co. Ltd., Class H	13,742	9,546
		141,095
Telecommunications - 3.2%
China Communications Services Corp. Ltd.,
Class H	16,308	12,499
China Telecom Corp. Ltd., Class H	108,093	59,573
		72,072
Utilities - 1.5%
Datang International Power Generation Co.
Ltd., Class H	27,580	16,402
Huaneng Power International, Inc., Class H	25,594	18,173
		34,575
Total Common Stocks
(Cost $2,509,682)		2,245,414

SHORT-TERM INVESTMENT - 0.1%
JPMorgan Prime Money Market Fund,
Morgan Shares, 2.22%(1)	1,632	1,632
Total Short-Term Investments
(Cost $1,632)		1,632
Total Investments - 99.5%
(Cost $2,511,314)		2,247,046
Other Assets less Liabilities - 0.5%		12,207
NET ASSETS - 100.0%		$2,259,253

*	Non-Income Producing Security.
(1)	The rate quoted is the annualized seven-day net yield of the
Fund at period end.

NETS™ FUNDS QUARTERLY REPORT  16

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ Hang Seng China Enterprises Index Fund
July 31, 2008 (Unaudited)

NETS™ Hang Seng China Enterprises Index Fund
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation
(depreciation) as of July 31, 2008, is as follows:

Gross unrealized appreciation	$8,684
Gross unrealized depreciation	(272,952)
Net depreciation of investments	($264,268)

NETS™ FUNDS QUARTERLY REPORT  17

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ Hang Seng Index Fund (Hong Kong)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 99.8%
Conglomerates - 7.2%
China Resources Enterprise	4,107	$10,528
Citic Pacific Ltd.	4,133	15,892
Hutchison Whampoa Ltd.	7,330	69,004
New World Development Ltd.	8,311	15,658
Swire Pacific Ltd., Class A	3,126	33,635
Wharf Holdings Ltd.	5,187	23,202
		167,919
Consumer Goods - 3.1%
Esprit Holdings Ltd.	3,657	39,301
Li & Fung Ltd.	7,690	26,267
Yue Yuen Industrial Holdings Ltd.	2,290	5,944
		71,512
Energy - 12.6%
China Petroleum & Chemical Corp.,
Class H	57,419	59,905
China Shenhua Energy Co., Ltd., Class H	11,732	43,907
CNOOC Ltd.	61,281	92,209
PetroChina Co. Ltd., Class H	72,362	96,640
		292,661
Financials - 44.1%
Bank of China Ltd., Class H	104,902	48,133
Bank of Communications Co. Ltd., Class H	47,340	60,250
Bank of East Asia Ltd.	5,710	27,810
BOC Hong Kong Holdings Ltd.	12,612	32,038
China Construction Bank Corp., Class H	154,285	136,048
China Life Insurance Co. Ltd., Class H	25,521	97,312
Hang Seng Bank Ltd.	2,621	51,666
Hong Kong Exchanges and Clearing Ltd.	3,672	54,735
HSBC Holdings PLC	22,261	367,771
Industrial & Commercial Bank of China,
Class H	156,923	118,664
Ping An Insurance Group Co. of China Ltd.,
Class H	4,806	33,601
		1,028,028
Information Technology - 1.6%
Foxconn International Holdings Ltd.*	7,284	6,974
Tencent Holdings Ltd.	3,411	30,406
		37,380
Materials - 0.6%
Aluminum Corp of China Ltd., Class H	13,342	13,714
Properties & Construction - 10.0%
Cheung Kong Holdings Ltd.	4,756	67,174
China Overseas Land & Investment Ltd.	13,263	23,765
Hang Lung Properties Ltd.	7,053	22,464
Henderson Land Development Co. Ltd.	3,654	22,854
Sino Land Co.	8,308	16,718
Sun Hung Kai Properties Ltd.	5,299	79,462
		232,437
Services - 1.9%
Cathay Pacific Airways Ltd.	4,058	7,833
China Merchants Holdings International Co.
Ltd.	3,778	14,575
COSCO Pacific Ltd.	3,863	6,773
MTR Corp.	4,827	15,776
		44,957

	Number of
	Shares	Value
COMMON STOCKS - 99.8% - CONTINUED
Telecommunications - 14.1%
China Mobile Ltd.	20,623	$277,273
China Netcom Group Corp. Hong Kong
Ltd.	6,860	21,101
China Unicom Ltd.	14,044	29,124
		327,498
Utilities - 4.6%
CLP Holdings Ltd.	6,166	50,657
Hong Kong & China Gas Co. Ltd.	13,699	30,305
HongKong Electric Holdings	4,725	27,494
		108,456
Total Common Stocks
(Cost $2,522,224)		2,324,562

SHORT-TERM INVESTMENT - NM
JPMorgan Prime Money Market Fund,
Morgan Shares, 2.22%(1)	461	461
Total Short-Term Investments
(Cost $461)		461
Total Investments - 99.8%
(Cost $2,522,685)		2,325,023
Other Assets less Liabilities - 0.2%		5,051
NET ASSETS - 100.0%		$2,330,074

*	Non-Income Producing Security.
(1)	The rate quoted is the annualized seven-day net yield of the
Fund at period end.

NM – Less than 0.05%.

NETS™ FUNDS QUARTERLY REPORT  18

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ Hang Seng Index Fund (Hong Kong)
July 31, 2008 (Unaudited)

NETS™ Hang Seng Index Fund (Hong Kong)
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation (depreciation) as of
July 31, 2008, is as follows:

Gross unrealized appreciation	$15,788
Gross unrealized depreciation	(213,450)
Net depreciation of investments	($197,662)

NETS™ FUNDS QUARTERLY REPORT  19

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ ISEQ 20™ Index Fund (Ireland)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 99.0%
Construction & Property Investment - 22.3%
CRH PLC	11,574	$297,962
Grafton Group PLC*	7,248	41,842
Kingspan Group PLC	6,896	67,225
McInerney Holdings PLC	61,570	33,623
		440,652
Financial Services - 27.5%
Allied Irish Banks PLC	18,323	227,135
Anglo Irish Bank Corp. PLC	10,290	82,202
FBD Holdings PLC	2,315	53,999
Governor & Co. of the Bank of
Ireland (The)	10,469	87,388
Irish Life & Permanent PLC	11,476	92,679
		543,403
Food & Drink - 15.8%
C&C Group PLC	17,912	83,842
Greencore Group PLC	17,250	53,344
Iaws Group PLC	3,754	86,686
Kerry Group PLC, Class A	3,173	88,023
		311,895
Industrial - 7.0%
DCC PLC	2,834	67,211
Smurfit Kappa Group PLC	11,683	69,997
		137,208
Leisure & Services & Retail - 7.1%
Independent News & Media PLC	29,025	69,741
Paddy Power PLC	2,507	70,016
		139,757
Pharmaceutical & Biotech - 15.8%
Elan Corp. PLC*	12,111	255,098
United Drug PLC	9,832	56,146
		311,244
Transportation - 3.5%
Ryanair Holdings PLC ADR*	2,857	69,568
Total Common Stocks
(Cost $2,425,346)		1,953,727

SHORT-TERM INVESTMENT - NM
JPMorgan Prime Money Market Fund,
Morgan Shares, 2.22%(1)	715	715
Total Short-Term Investments
(Cost $715)		715
Total Investments - 99.0%
(Cost $2,426,061)		1,954,442
Other Assets less Liabilities - 1.0%		18,832
NET ASSETS - 100.0%		$1,973,274

*	Non-Income Producing Security.
(1)	The rate quoted is the annualized seven-day net yield of the
Fund at period end.

NM – Less than 0.05%.

NETS™ FUNDS QUARTERLY REPORT  20

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ ISEQ 20™ Index Fund (Ireland)
July 31, 2008 (Unaudited)

NETS™ ISEQ 20™ Index Fund (Ireland)
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation
(depreciation) as of July 31, 2008, is as follows:

Gross unrealized appreciation	$211
Gross unrealized depreciation	(471,830)
Net depreciation of investments	($471,619)

NETS™ FUNDS QUARTERLY REPORT  21

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ PSI 20® Index Fund (Portugal)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 95.6%
Alternative Electricity - 5.4%
EDP Renovaveis SA*	10,358	$103,916
Banks - 17.6%
Banco BPI SA (Registered)	19,636	74,448
Banco Comercial Portugues SA, Class R	100,580	179,685
Banco Espirito Santo SA (Registered)	5,571	83,836
		337,969
Broadcasting & Entertainment - 4.6%
Zon Multimedia Servicos de
Telecomunicacoes e Multimedia
SGPS SA	9,132	88,766
Building Materials & Fixtures - 6.4%
Cimpor Cimentos de Portugal SGPS SA	11,532	76,470
Semapa-Sociedade de Investimento
e Gestao	2,383	27,811
Sonae Industria SGPS SA	4,078	17,243
		121,524
Conventional Electricity - 16.2%
Energias de Portugal SA	47,693	261,562
Redes Energeticas Nacionais SA	10,912	48,437
		309,999
Diversified Industrials - 3.9%
Altri SGPS SA	18,549	74,957
Fixed Line Telecommunications - 18.9%
Portugal Telecom SGPS SA (Registered)	32,847	361,822
Food Retailers & Wholesalers - 6.5%
Jeronimo Martins SGPS SA	10,762	87,483
Sonae SGPS SA	35,084	37,223
		124,706
Heavy Construction - 3.5%
Mota Engil SGPS SA	9,434	55,639
Teixeira Duarte - Engenharia
Construcoes SA	6,927	11,240
		66,879
Integrated Oil & Gas - 4.7%
Galp Energia SGPS SA, Class B	4,801	89,215
Mobile Telecommunications - 1.0%
Sonaecom, SGPS, SA*	6,354	19,035
Paper - 2.4%
Portucel Empresa Produtora de Pasta e
Papel SA	16,021	45,994
Transportation Services - 4.5%
Brisa	8,538	86,856
Total Common Stocks
(Cost $2,263,937)		1,831,638

SHORT-TERM INVESTMENT - NM
JPMorgan Prime Money Market Fund,
Morgan Shares, 2.22%(1)	772	772
Total Short-Term Investments
(Cost $772)		772
Total Investments - 95.6%
(Cost $2,264,709)		1,832,410
Other Assets less Liabilities - 4.4%		84,136
NET ASSETS - 100.0%		$1,916,546

*	Non-Income Producing Security.
(1)	The rate quoted is the annualized seven-day net yield of the
Fund at period end.

NM – Less than 0.05%.

NETS™ FUNDS QUARTERLY REPORT  22

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ PSI 20® Index Fund (Portugal)
July 31, 2008 (Unaudited)

NETS™ PSI 20® Index Fund (Portugal)
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation
(depreciation) as of July 31, 2008, is as follows:

Gross unrealized appreciation	$6,372
Gross unrealized depreciation	(438,671)
Net depreciation of investments	($432,299)

NETS™ FUNDS QUARTERLY REPORT  23

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ S&P/ASX 200 Index Fund (Australia)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 98.1%
Agricultural Products - 0.1%
Futuris Corp. Ltd.	1,851	$2,211
Air Freight & Logistics - 0.4%
Toll Holdings Ltd.	1,469	9,091
Airlines - 0.7%
Qantas Airways Ltd.	4,517	14,105
Virgin Blue Holdings Ltd.	1,469	1,091
		15,196
Airport Services - 0.4%
Macquarie Airports	3,253	8,628
Aluminum - 0.5%
Alumina Ltd.	2,735	11,962
Apparel Retail - 0.1%
Just Group Ltd.	402	1,255
Apparel, Accessories & Luxury Goods - 0.2%
Billabong International Ltd.	422	4,048
Asset Management & Custody Banks - 0.6%
Australian Wealth Management Ltd.	1,071	1,521
Babcock & Brown Capital Ltd.*	422	1,556
Henderson Group PLC	1,183	2,748
HFA Holdings Ltd.	869	858
IOOF Holdings Ltd.	153	790
Perpetual Ltd.	98	3,757
Platinum Asset Management Ltd.	503	1,571
		12,801
Biotechnology - 1.9%
CSL Ltd.	1,331	43,315
Brewers - 1.2%
Foster's Group Ltd.	4,606	21,488
Lion Nathan Ltd.	700	5,813
		27,301
Broadcasting & Cable TV - 0.4%
Austar United Communications Ltd.*	1,408	1,516
Consolidated Media Holdings Ltd.	1,021	2,823
Seven Network Ltd.	311	2,159
Ten Network Holdings Ltd.	1,078	1,521
		8,019
Building Products - 0.2%
Crane Group Ltd.	160	1,956
GWA International Ltd.	642	1,612
Hills Industries Ltd.	343	1,078
		4,646
Casinos & Gaming - 1.3%
Aristocrat Leisure Ltd.	910	4,151
Crown Ltd.	992	7,408
TABCORP Holdings Ltd.	1,250	10,205
Tatts Group Ltd.	2,977	6,888
		28,652
Coal & Consumable Fuels - 1.0%
Centennial Coal Co. Ltd.	730	3,557
Energy Resources of Australia Ltd.	157	3,057
Felix Resources Ltd.	210	4,148
Paladin Energy Ltd.*	1,491	7,643
Riversdale Mining Ltd.*	430	4,153
		22,558
Commercial Printing - NM
Pacific Magazines Ltd.	1,108	1,032

	Number of
	Shares	Value
COMMON STOCKS - 98.1% - CONTINUED
Computer & Electronics Retail - 0.1%
JB Hi-Fi Ltd.	249	$2,853
Construction & Engineering - 1.4%
Ausenco Ltd.	135	1,780
Boart Longyear Group	3,600	6,907
Leighton Holdings Ltd.	336	13,431
Macmahon Holdings Ltd.	1,066	1,695
Monadelphous Group Ltd.	180	2,331
NRW Holdings Ltd.	535	961
United Group Ltd.	397	4,985
		32,090
Construction & Farm Machinery & Heavy Trucks - 0.1%
Bradken Ltd.	255	2,159
Construction Materials - 0.7%
Adelaide Brighton Ltd.	789	2,597
Boral Ltd.	1,448	7,613
James Hardie Industries NV	1,121	4,903
		15,113
Data Processing & Outsourced Services - 0.4%
Computershare Ltd.	1,064	8,757
Iress Market Technology Ltd.	221	1,276
		10,033
Department Stores - 0.2%
David Jones Ltd.	1,160	3,710
Distributors - 0.1%
Pacific Brands Ltd.	1,224	2,228
Diversified Banks - 17.8%
Australia & New Zealand Banking Group
Ltd.	4,579	69,985
Commonwealth Bank of Australia	3,178	118,816
National Australia Bank Ltd.	3,913	90,905
St. George Bank Ltd.	1,351	35,198
Westpac Banking Corp.	4,482	90,845
		405,749
Diversified Capital Markets - NM
Allco Finance Group Ltd.	734	321
Diversified Chemicals - 0.7%
Orica Ltd.	761	17,092
Diversified Commercial & Professional Services - 1.6%
Brambles Ltd.	3,395	26,343
Cabcharge Australia Ltd.	289	2,093
Downer EDI Ltd.	765	4,972
Spotless Group Ltd.	474	1,262
Transfield Services Ltd.	349	2,462
		37,132
Diversified Metals & Mining - 18.3%
BHP Billiton Ltd.	8,075	301,595
Equinox Minerals Ltd.*	336	1,236
Iluka Resources Ltd.	867	3,914
Independence Group NL	272	742
Kagara Ltd.	395	1,259
Lynas Corp. Ltd.*	1,533	1,810
MacArthur Coal Ltd.	218	3,318
Minara Resources Ltd.	560	1,022
Mincor Resources NL	471	797
OZ Minerals Ltd.	7,507	14,121
Panoramic Resources Ltd.	441	983

NETS™ FUNDS QUARTERLY REPORT  24

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ S&P/ASX 200 Index Fund (Australia)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 98.1% - CONTINUED
Diversified Metals & Mining - 18.3% - (continued)
Perilya Ltd.	455	$229
Platinum Australia Ltd.*	370	863
Rio Tinto Ltd.	676	79,731
Straits Resources Ltd.	471	2,547
Western Areas NL*	262	2,045
		416,212
Diversified REIT's - 1.9%
Abacus Property Group (REIT)	1,531	1,714
Babcock & Brown Japan Property
Trust (REIT)	1,286	919
Dexus Property Group (REIT)	7,366	9,699
GPT Group (REIT)	5,475	7,827
Mirvac Group (REIT)	2,434	5,838
Stockland (REIT)	3,504	15,259
Valad Property Group (REIT)	3,894	2,015
		43,271
Education Services - NM
ABC Learning Centres Ltd.	1,151	785
Electric Utilities - 0.3%
Babcock & Brown Infrastructure Group	5,061	4,284
SP AusNet	2,486	2,666
		6,950
Environmental & Facilities Services - 0.1%
Transpacific Industries Group Ltd.	391	2,648
Fertilizers & Agricultural Chemicals - 1.2%
Incitec Pivot Ltd.	149	22,983
Nufarm Ltd.	307	4,866
		27,849
Food Distributors - 0.5%
ABB Grain Ltd.	363	2,731
AWB Ltd.	831	2,204
Metcash Ltd.	1,862	6,988
		11,923
Food Retail - 3.0%
Woolworths Ltd.	2,929	69,423
Forest Products - 0.1%
Great Southern Ltd.	660	537
Gunns Ltd.	956	2,131
Timbercorp Ltd.	703	552
		3,220
Gas Utilities - 0.2%
APA Group	933	2,624
Envestra Ltd.	1,380	999
		3,623
General Merchandise Stores - 0.2%
Harvey Norman Holdings Ltd.	1,435	4,386
Gold - 2.2%
Lihir Gold Ltd.*	5,309	13,582
Newcrest Mining Ltd.	1,086	30,112
PanAust Ltd.*	3,447	2,691
Sino Gold Mining Ltd.*	570	2,734
St. Barbara Ltd.*	2,322	622
		49,741
Health Care Distributors - 0.1%
Sigma Pharmaceuticals Ltd.	2,090	1,956

	Number of
	Shares	Value
COMMON STOCKS - 98.1% - CONTINUED
Health Care Equipment - 0.4%
Cochlear Ltd.	133	$5,529
Resmed, Inc.*	668	2,494
		8,023
Health Care Facilities - 0.2%
Healthscope Ltd.	532	2,182
Ramsay Health Care Ltd.	241	2,176
		4,358
Health Care Services - 0.4%
Sonic Healthcare Ltd.	731	9,543
Health Care Supplies - 0.1%
Ansell Ltd.	346	3,319
Highways & Railtracks - 0.7%
ConnectEast Group	4,133	3,712
Transurban Group	2,666	13,039
		16,751
Hotels, Resorts & Cruise Lines - 0.1%
Flight Centre Ltd.	121	2,092
Household Appliances - NM
GUD Holdings Ltd.	151	943
Human Resource & Employment Services - 0.1%
Seek Ltd.	498	2,342
Hypermarkets & Super Centers - 2.7%
Wesfarmers Ltd.	1,928	62,362
Independent Power Producers & Energy Traders - NM
Babcock & Brown Power	1,505	977
Industrial Conglomerates - 0.2%
CSR Ltd.	2,383	4,729
Industrial REIT's - 0.6%
Bunnings Warehouse Property Trust (REIT)	582	1,018
Goodman Group (REIT)	3,868	9,277
ING Industrial Fund (REIT)	2,416	3,136
		13,431
Integrated Oil & Gas - 1.4%
Origin Energy Ltd.	2,118	31,575
Integrated Telecommunication Services - 5.3%
Singapore Telecommunications Ltd.	1,082	2,839
Telecom Corp. of New Zealand Ltd.	4,433	12,216
Telstra Corp. Ltd.	24,999	105,808
		120,863
Internet Retail - NM
Wotif.com Holdings Ltd.	272	811
Investment Banking & Brokerage - 1.4%
Macquarie Group Ltd.	665	32,168
Life & Health Insurance - 1.6%
AMP Ltd.	4,500	27,765
AXA Asia Pacific Holdings Ltd.	1,983	8,393
		36,158
Movies & Entertainment - 0.5%
News Corp., Class B	705	10,510
Multi-Line Insurance - 0.1%
Tower Australia Group Ltd.	592	1,626
Multi-Utilities - 0.7%
AGL Energy Ltd.	1,085	13,634
DUET Group	1,123	3,116
		16,750

NETS™ FUNDS QUARTERLY REPORT  25

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ S&P/ASX 200 Index Fund (Australia)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 98.1% - CONTINUED
Office REIT's - 0.6%
Commonwealth Property Office
Fund (REIT)	3,614	$4,606
ING Office Fund (REIT)	3,058	4,142
Macquarie Office Trust (REIT)	4,440	3,800
Tishman Speyer Office Fund (REIT)	838	1,068
		13,616
Office Services & Supplies - NM
Corporate Express Australia Ltd.	168	885
Oil & Gas Equipment & Services - 0.6%
WorleyParsons Ltd.	421	12,667
Oil & Gas Exploration & Production - 4.8%
Arrow Energy Ltd.*	1,334	4,103
Australian Worldwide Exploration Ltd.*	1,081	3,528
Beach Petroleum Ltd.	2,056	2,243
Nexus Energy Ltd.*	948	1,177
Oil Search Ltd.	2,223	11,981
Queensland Gas Co. Ltd.*	1,350	5,968
Roc Oil Co. Ltd.*	723	1,020
Santos Ltd.	1,418	24,140
Woodside Petroleum Ltd.	1,101	55,712
		109,872
Oil & Gas Refining & Marketing - 0.2%
Caltex Australia Ltd.	327	3,660
Other Diversified Financial Services - 0.2%
Babcock & Brown Ltd.	504	3,110
Challenger Financial Services Group Ltd.	1,122	2,469
		5,579
Packaged Foods & Meats - 0.2%
Goodman Fielder Ltd.	3,213	3,959
Paper Packaging - 0.5%
Amcor Ltd.	2,077	10,412
Paper Products - 0.1%
PaperlinX Ltd.	1,090	1,994
Precious Metals & Minerals - 0.3%
Aquarius Platinum Ltd.	570	5,796
Coeur d'Alene Mines Corp.*	267	703
		6,499
Property & Casualty Insurance - 4.0%
Insurance Australia Group Ltd.	4,559	16,766
QBE Insurance Group Ltd.	2,146	45,596
Suncorp-Metway Ltd.	2,318	29,171
		91,533
Publishing - 0.6%
APN News & Media Ltd.	726	2,144
Fairfax Media Ltd.	3,111	8,047
West Australian Newspapers Holdings Ltd.	424	3,545
		13,736
Railroads - 0.2%
Asciano Group	1,337	5,344
Real Estate Management & Development - 0.5%
Australand Property Group (REIT)	1,030	639
FKP Property Group	607	2,598
Lend Lease Corp. Ltd.	836	7,887
Sunland Group Ltd.	482	1,074
		12,198

	Number of
	Shares	Value
COMMON STOCKS - 98.1% - CONTINUED
Regional Banks - 0.5%
Bank of Queensland Ltd.	327	$4,484
Bendigo and Adelaide Bank Ltd.	622	6,318
		10,802
Retail REIT's - 3.4%
APN/UKA European Retail Property
Group (REIT)	1,272	311
Centro Properties Group (REIT)*	2,059	523
Centro Retail Group (REIT)	3,886	1,078
CFS Retail Property Trust (REIT)	4,460	8,558
Macquarie CountryWide Trust (REIT)	2,779	2,326
Macquarie DDR Trust (REIT)	2,216	521
Westfield Group (REIT)	4,227	64,327
		77,644
Soft Drinks - 0.4%
Coca-Cola Amatil Ltd.	1,173	8,517
Specialized Consumer Services - 0.1%
Invocare Ltd.	235	1,251
Specialized Finance - 0.6%
ASX Ltd.	414	13,473
Steel - 3.5%
Atlas Iron Ltd.*	502	1,265
BlueScope Steel Ltd.	1,871	20,449
Fortescue Metals Group Ltd.*	3,188	26,087
Mount Gibson Iron Ltd.*	1,542	3,814
Murchison Metals Ltd.*	846	2,403
OneSteel Ltd.	2,124	13,545
Sims Group Ltd.	338	10,554
Sundance Resources Ltd.*	3,570	856
		78,973
Trading Companies & Distributors - 0.1%
Alesco Corp. Ltd.	216	1,329
Emeco Holdings Ltd.	1,534	1,616
		2,945
Total Common Stocks
(Cost $2,471,704)		2,236,072

INVESTMENT COMPANIES - 1.2%
Airport Services - 0.1%
Australian Infrastructure Fund	928	1,946
Broadcasting & Cable TV - 0.2%
Macquarie Communications
Infrastructure Group	1,044	2,848
Macquarie Media Group Ltd.	401	1,339
		4,187
Electric Utilities - 0.2%
Babcock & Brown Wind Partners	1,856	2,819
Spark Infrastructure Group(1)	2,154	3,323
		6,142
Highways & Railtracks - 0.6%
Macquarie Infrastructure Group	5,167	12,490
Multi-Utilities - 0.1%
Hastings Diversified Utilities Fund	499	1,112
Total Investment Companies
(Cost $29,999)		25,877

NETS™ FUNDS QUARTERLY REPORT  26

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ S&P/ASX 200 Index Fund (Australia)
July 31, 2008 (Unaudited)

	Number of
	Warrants	Value
WARRANTS-NM
Oil & Gas Exploration & Production - NM
Beach Petroleum Ltd., Exp 6/30/10,
Strike 2.00 AUD*	206	$28
Total Warrants
(Cost $0)		28

	Number of
	Shares	Value
SHORT-TERM INVESTMENT - NM
JPMorgan Prime Money Market Fund,
Morgan Shares, 2.22%(2)	453	453
Total Short-Term Investments
(Cost $453)		453
Total Investments - 99.3%
(Cost $2,502,156)		2,262,430
Other Assets less Liabilities - 0.7%		15,893
NET ASSETS - 100.0%		$2,278,323

*	Non-Income Producing Security.
(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by the valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of the NETS Funds.
(2)	The rate quoted is the annualized seven-day net yield of the Fund at period end.

NM – Less than 0.05%.

NETS™ S&P/ASX 200 Index Fund (Australia)
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation
(depreciation) as of July 31, 2008, is as follows:

Gross unrealized appreciation	$62,798
Gross unrealized depreciation	(302,524)
Net depreciation of investments	($239,726)

NETS™ FUNDS QUARTERLY REPORT  27

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ S&P/MIB Index Fund (Italy)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 1.9%
Finmeccanica SpA	1,391	$41,279
Apparel, Accessories & Luxury Goods - 0.4%
Bulgari SpA	704	7,716
Automobile Manufacturers - 3.0%
Fiat SpA	3,689	63,774
Broadcasting & Cable TV - 1.9%
Mediaset SpA	5,741	40,935
Casinos & Gaming - 1.3%
Lottomatica SpA	380	11,911
Luxottica Group SpA	658	16,149
		28,060
Construction & Engineering - 0.3%
Impregilo SpA*	1,431	7,089
Construction Materials - 0.7%
Buzzi Unicem SpA	487	10,326
Italcementi SpA	312	4,384
		14,710
Diversified Banks - 35.0%
Banca Monte dei Paschi di Siena SpA	22,379	63,898
Banca Popolare di Milano Scarl	2,042	20,566
Banco Popolare SC	4,130	74,748
Intesa Sanpaolo SpA	38,269	216,297
UniCredit SpA	50,455	303,278
Unione di Banche Italiane SCPA	3,121	74,406
		753,193
Electric Utilities - 8.1%
Enel SpA	10,380	96,282
Terna Rete Elettrica Nazionale SpA	18,780	78,235
		174,517
Electrical Components & Equipment - 0.6%
Prysmian SpA	500	12,396
Footwear - 0.2%
Geox SpA	384	4,326
Gas Utilities - 1.2%
Snam Rete Gas SpA	3,945	26,175
Highways & Railtracks - 1.3%
Atlantia SpA	1,065	28,614
Integrated Oil & Gas - 12.3%
ENI SpA	7,807	264,812
Integrated Telecommunication Services - 4.3%
Fastweb	78	2,374
Telecom Italia SpA	50,000	90,729
		93,103
Investment Banking & Brokerage - 2.6%
Mediobanca SpA	3,815	55,803
Life & Health Insurance - 1.0%
Alleanza Assicurazioni SpA	1,834	17,942
Mediolanum SpA	1,017	4,312
		22,254
Multi-Line Insurance - 8.3%
Assicurazioni Generali SpA	4,815	167,756
Unipol Gruppo Finanziario SpA	4,358	11,403
		179,159
Multi-Utilities - 3.0%
A2A SpA	18,056	65,359

	Number of
	Shares	Value
COMMON STOCKS - 97.2% - CONTINUED
Oil & Gas Equipment & Services - 5.5%
Saipem SpA	1,221	$47,474
Tenaris SA	2,281	69,720
		117,194
Packaged Foods & Meats - 1.0%
Parmalat SpA	8,701	21,681
Property & Casualty Insurance - 0.5%
Fondiaria-Sai SpA	320	10,650
Publishing - 0.4%
Arnoldo Mondadori Editore SpA	571	3,443
Gruppo Editoriale L'Espresso SpA	1,085	2,583
Seat Pagine Gialle SpA*	20,774	2,370
		8,396
Restaurants - 0.3%
Autogrill SpA	451	5,390
Semiconductors - 1.7%
ST Microelectronics NV	3,193	35,670
Tires & Rubber - 0.4%
Pirelli & C. SpA	12,509	7,807
Total Common Stocks
(Cost $2,460,166)		2,090,062

SHORT-TERM INVESTMENT - NM
JPMorgan Prime Money Market Fund,
Morgan Shares, 2.22%(1)	930	930
Total Short-Term Investments
(Cost $930)		930
Total Investments - 97.2%
(Cost $2,461,096)		2,090,992
Other Assets less Liabilities - 2.8%		59,572
NET ASSETS - 100.0%		$2,150,564

*	Non-Income Producing Security.
(1)	The rate quoted is the annualized seven-day net yield of the
Fund at period end.

NM – Less than 0.05%.

NETS™ FUNDS QUARTERLY REPORT  28

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ S&P/MIB Index Fund (Italy)
July 31, 2008 (Unaudited)

NETS™ S&P/MIB Index Fund (Italy)
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation
(depreciation) as of July 31, 2008, is as follows:

Gross unrealized appreciation	$9,152
Gross unrealized depreciation	(379,256)
Net depreciation of investments	($370,104)

NETS™ FUNDS QUARTERLY REPORT  29

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ TA-25 Index Fund (Israel)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 97.9%
Banks - 24.2%
Bank Hapoalim BM	49,486	$208,580
Bank Leumi Le-Israel BM	48,122	214,559
Israel Discount Bank Ltd., Class A*	30,503	58,599
Mizrahi Tefahot Bank Ltd.	7,530	53,977
		535,715
Chemical, Rubber, & Plastic - 30.6%
Israel Chemicals Ltd.	10,966	205,950
Makhteshim-Agan Industries Ltd.	11,697	102,662
Oil Refineries Ltd.	50,434	35,719
Perrigo Co.	2,926	104,033
Teva Pharmaceutical Industries Ltd.	5,036	228,148
		676,512
Communications & Media - 13.2%
Bezeq Israeli Telecommunication
Corp. Ltd.	54,375	99,626
Cellcom Israel Ltd.	2,878	94,156
Partner Communications	4,543	99,377
		293,159
Electrical & Electronics - 12.4%
Elbit Systems Ltd.	1,447	77,420
Nice Systems Ltd.*	3,435	102,432
Ormat Industries	3,315	37,174
VeriFone Holdings, Inc.*	3,898	57,035
		274,061
Food - 2.3%
Osem Investment Ltd.	2,110	27,467
Strauss Group Ltd.*	1,764	23,798
		51,265
Insurance - 1.1%
Delek Automotive Systems Ltd.	1,671	25,178
Investment & Holdings - 13.0%
Africa Israel Investments Ltd.	817	34,413
Delek Group Ltd.	298	38,792
Discount Investment Corp.	1,422	33,348
Israel Corp. Ltd. (The)*	131	157,195
Paz Oil Co. Ltd.	164	23,512
		287,260
Real Estate & Construction - 1.1%
Gazit Globe Ltd.	3,261	24,788
Total Common Stocks
(Cost $2,441,694)		2,167,938

SHORT-TERM INVESTMENT - 0.1%
JPMorgan Prime Money Market Fund,
Morgan Shares, 2.22%(1)	2,523	2,523
Total Short-Term Investments
(Cost $2,523)		2,523
Total Investments - 98.0%
(Cost $2,444,217)		2,170,461
Other Assets less Liabilities - 2.0%		44,722
NET ASSETS - 100.0%		$2,215,183

*	Non-Income Producing Security.
(1)	The rate quoted is the annualized seven-day net yield of the
Fund at period end.

NETS™ FUNDS QUARTERLY REPORT  30

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ TA-25 Index Fund (Israel)
July 31, 2008 (Unaudited)

NETS™ TA-25 Index Fund (Israel)
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation
(depreciation) as of July 31, 2008, is as follows:

Gross unrealized appreciation	$13,718
Gross unrealized depreciation	(287,474)
Net depreciation of investments	($273,756)

NETS™ FUNDS QUARTERLY REPORT  31

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ TOPIX® Index Fund (Japan)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 99.7%
Air Transportation - 0.4%
All Nippon Airways Co. Ltd.	9,000	$32,974
Japan Airlines Corp.*	13,000	26,581
		59,555
Banks - 12.0%
77 Bank Ltd.	2,000	12,009
Aichi Bank Ltd.	100	7,957
Akita Bank Ltd.	1,000	4,163
Aomori Bank Ltd.	1,000	3,978
Aozora Bank Ltd.	4,000	9,733
Awa Bank Ltd.	1,000	5,468
Bank of Ikeda Ltd.*	100	3,479
Bank of Iwate Ltd.	100	5,709
Bank of Kyoto Ltd.	2,000	20,928
Bank of Nagoya Ltd.	1,000	5,921
Bank of Okinawa Ltd.	100	3,701
Bank of Saga Ltd.	1,000	3,349
Bank of Yokohama Ltd.	6,000	38,969
Chiba Bank Ltd.	4,000	26,794
Chiba Kogyo Bank Ltd.*	300	3,925
Chugoku Bank Ltd.	1,000	13,175
Chuo Mitsui Trust Holdings, Inc.	5,000	31,364
Daisan Bank Ltd.	1,000	3,368
Daishi Bank Ltd.	2,000	8,345
Ehime Bank Ltd.	1,000	3,423
Eighteenth Bank Ltd.	1,000	3,719
Fukui Bank Ltd.	1,000	3,099
Fukuoka Financial Group, Inc.	4,000	16,802
Gunma Bank Ltd.	2,000	12,453
Hachijuni Bank Ltd.	2,000	12,897
Higashi-Nippon Bank Ltd.	1,000	3,710
Higo Bank Ltd.	1,000	5,644
Hiroshima Bank Ltd.	3,000	12,324
Hokkoku Bank Ltd.	1,000	3,423
Hokuetsu Bank Ltd.	2,000	4,682
Hokuhoku Financial Group, Inc.	7,000	18,004
Hyakugo Bank Ltd.	1,000	6,042
Hyakujushi Bank Ltd.	1,000	5,644
Iyo Bank Ltd.	1,000	11,685
Joyo Bank Ltd.	4,000	18,800
Juroku Bank Ltd.	1,000	4,422
Kagawa Bank Ltd.	1,000	5,597
Kagoshima Bank Ltd.	1,000	7,235
Kansai Urban Banking Corp.	2,000	3,756
Keiyo Bank Ltd.	1,000	5,496
Kiyo Holdings, Inc.	4,000	6,513
Mie Bank Ltd.	1,000	4,589
Minato Bank Ltd.	2,000	3,867
Mitsubishi UFJ Financial Group, Inc.	54,240	487,274
Miyazaki Bank Ltd.	1,000	3,488
Mizuho Financial Group Inc.	56	272,526
Mizuho Trust & Banking Co. Ltd.	8,000	12,509
Musashino Bank Ltd.	200	7,661
Nanto Bank Ltd.	1,000	5,061
Nishi-Nippon City Bank Ltd.	4,000	11,658
Ogaki Kyoritsu Bank Ltd.	1,000	5,699
Oita Bank Ltd.	1,000	6,421
Resona Holdings, Inc.	28	40,646

	Number of
	Shares	Value
COMMON STOCKS - 99.7% - CONTINUED
Banks - 12.0% - (continued)
San-In Godo Bank Ltd.	1,000	$8,503
Sapporo Hokuyo Holdings, Inc.	2	12,509
Shiga Bank Ltd.	1,000	6,523
Shikoku Bank Ltd.	1,000	4,025
Shinsei Bank Ltd.	7,000	24,416
Shizuoka Bank Ltd.	3,000	32,197
Sumitomo Mitsui Financial Group, Inc.	39	305,981
Sumitomo Trust & Banking Co. Ltd.	8,000	55,586
Suruga Bank Ltd.	1,000	12,499
Tochigi Bank Ltd.	1,000	6,014
Toho Bank Ltd.	1,000	4,274
Tokyo Tomin Bank Ltd.	300	5,634
Yamagata Bank Ltd.	1,000	5,523
Yamaguchi Financial Group, Inc.	1,000	13,434
Yamanashi Chuo Bank Ltd.	1,000	5,755
		1,751,977
Chemicals - 5.2%
ADEKA Corp.	500	3,955
Aica Kogyo Co. Ltd.	400	3,582
Air Water, Inc.	1,000	12,537
Asahi Kasei Corp.	6,000	30,754
Central Glass Co. Ltd.	1,000	3,969
Daicel Chemical Industries Ltd.	2,000	11,806
Denki Kagaku Kogyo KK	2,000	5,958
DIC Corp.	4,000	10,769
Earth Chemical Co. Ltd.	100	2,544
Fancl Corp.	300	3,569
FUJIFILM Holdings Corp.	2,300	72,351
Hitachi Chemical Co. Ltd.	600	11,519
Ishihara Sangyo Kaisha Ltd.*	2,000	3,053
JSR Corp.	900	16,154
Kaneka Corp.	1,000	6,180
Kansai Paint Co. Ltd.	1,000	6,976
Kao Corp.	3,000	77,855
Kobayashi Pharmaceutical Co. Ltd.	200	6,550
Kose Corp.	200	4,885
Kuraray Co. Ltd.	1,500	16,279
KUREHA Corp.	1,000	5,514
Lion Corp.	1,000	4,497
Mandom Corp.	100	2,396
Mitsubishi Chemical Holdings Corp.	5,000	29,838
Mitsubishi Gas Chemical Co., Inc.	2,000	13,341
Mitsui Chemicals, Inc.	3,000	14,461
Nifco, Inc.	300	6,842
Nippon Kayaku Co. Ltd.	1,000	6,365
Nippon Paint Co. Ltd.	1,000	4,163
Nippon Shokubai Co. Ltd.	1,000	6,911
Nippon Soda Co. Ltd.	1,000	4,173
Nissan Chemical Industries Ltd.	1,000	11,898
Nitto Denko Corp.	800	23,019
NOF Corp.	1,000	4,497
Sekisui Chemical Co. Ltd.	3,000	19,096
Shin-Etsu Chemical Co. Ltd.	1,600	98,441
Shiseido Co. Ltd.	2,000	44,502
Showa Denko KK	5,000	12,860
Sumitomo Bakelite Co. Ltd.	1,000	5,181
Sumitomo Chemical Co. Ltd.	7,000	46,371

NETS™ FUNDS QUARTERLY REPORT  32

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ TOPIX® Index Fund (Japan)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 99.7% - CONTINUED
Chemicals - 5.2% - (continued)
T. Hasegawa Co. Ltd.	200	$3,094
Taiyo Ink Manufacturing Co. Ltd.	100	2,105
Taiyo Nippon Sanso Corp.	1,000	8,271
Takasago International Corp.	1,000	5,079
Toagosei Co. Ltd.	1,000	4,182
Tokuyama Corp.	1,000	6,319
Tokyo Ohka Kogyo Co. Ltd.	300	5,432
Tosoh Corp.	3,000	13,018
Toyo Ink Manufacturing Co. Ltd.	1,000	3,331
Ube Industries Ltd.	4,000	14,433
Unicharm Corp.	200	14,119
Zeon Corp.	1,000	4,034
		759,028
Communication - 5.4%
Capcom Co. Ltd.	300	9,381
CSK Holdings Corp.	300	5,954
DTS Corp.	200	2,894
eAccess Ltd.	7	3,633
FUJI SOFT, Inc.	200	3,303
Fuji Television Network, Inc.	11	15,194
Hikari Tsushin, Inc.	200	6,125
Hitachi Software Engineering Co. Ltd.	200	4,607
IT Holdings Corp.*	400	7,180
Itochu Techno-Solutions Corp.	200	5,588
Kadokawa Group Holdings, Inc.	100	2,535
KDDI Corp.	14	80,437
Konami Corp.	400	12,657
NET One Systems Co. Ltd.	4	5,529
Nihon Unisys Ltd.	300	4,383
Nippon Telegraph & Telephone Corp.	42	214,886
Nippon Television Network Corp.	90	9,751
Nomura Research Institute Ltd.	400	8,956
NSD Co. Ltd.	300	3,469
NTT Data Corp.	6	24,758
NTT DoCoMo, Inc.	93	150,232
Obic Co. Ltd.	40	7,287
Oracle Corp. Japan	100	4,191
Otsuka Corp.	100	6,606
Shochiku Co. Ltd.	1,000	6,060
SKY Perfect JSAT Holdings, Inc.	11	4,356
Softbank Corp.	3,700	68,054
Square Enix Co. Ltd.	300	9,354
Sumisho Computer Systems Corp.	200	3,675
TKC Corp.	200	3,643
Toei Co. Ltd.	1,000	5,681
Toho Co. Ltd./Tokyo	600	12,629
Tokyo Broadcasting System, Inc.	600	10,425
Trend Micro, Inc.	500	17,486
TV Asahi Corp.	3	4,327
TV Tokyo Corp.	100	3,812
Yahoo! Japan Corp.	86	32,742
Zenrin Co. Ltd.	200	3,312
		785,092
Construction - 1.7%
Chiyoda Corp.	1,000	10,547
Chudenko Corp.	200	3,112
COMSYS Holdings Corp.	1,000	8,928

	Number of
	Shares	Value
COMMON STOCKS - 99.7% - CONTINUED
Construction - 1.7% - (continued)
Daito Trust Construction Co. Ltd.	400	$18,282
Daiwa House Industry Co. Ltd.	3,000	28,450
Haseko Corp.	5,500	6,056
JGC Corp.	1,000	20,354
Kajima Corp.	5,000	16,284
Kandenko Co. Ltd.	1,000	6,615
Kinden Corp.	1,000	10,140
Kyowa Exeo Corp.	1,000	9,511
Maeda Corp.	1,000	3,312
Nishimatsu Construction Co. Ltd.	2,000	4,996
Obayashi Corp.	3,000	12,962
Okumura Corp.	1,000	3,793
PanaHome Corp.	1,000	5,505
Sekisui House Ltd.	3,000	28,228
Shimizu Corp.	3,000	12,102
Shinko Plantech Co. Ltd.	300	4,319
Sumitomo Forestry Co. Ltd.	900	7,286
Taikisha Ltd.	300	4,677
Taisei Corp.	5,000	12,166
Toda Corp.	1,000	3,451
Toyo Engineering Corp.	1,000	7,540
		248,616
Electric Appliances - 13.9%
Advantest Corp.	700	14,442
Alpine Electronics, Inc.	300	3,178
Alps Electric Co. Ltd.	900	9,276
Brother Industries Ltd.	1,300	16,430
Canon Electronics, Inc.	100	2,072
Canon, Inc.	5,800	266,161
Casio Computer Co. Ltd.	1,100	13,627
CMK Corp.	400	2,642
Dainippon Screen Manufacturing Co. Ltd.	1,000	3,673
Elpida Memory, Inc.*	500	14,294
Fanuc Ltd.	900	71,777
Foster Electric Co. Ltd.	200	3,618
Fuji Electric Holdings Co. Ltd.	3,000	8,355
Fujitsu Ltd.	9,000	65,532
Funai Electric Co. Ltd.	100	3,118
Futaba Corp./Chiba	200	3,490
GS Yuasa Corp.	2,000	9,493
Hamamatsu Photonics KK	400	10,658
Hirose Electric Co. Ltd.	200	19,004
Hitachi Ltd.	15,000	108,248
Hitachi Maxell Ltd.	300	3,786
Horiba Ltd.	200	4,385
Hosiden Corp.	300	4,924
Ibiden Co. Ltd.	600	17,875
Kenwood Corp.	3,000	2,859
Keyence Corp.	200	43,762
Konica Minolta Holdings, Inc.	2,500	41,079
Kyocera Corp.	800	68,983
Mabuchi Motor Co. Ltd.	200	10,418
Matsushita Electric Industrial Co. Ltd.	10,000	213,721
Matsushita Electric Works Ltd.	2,000	17,856
Meidensha Corp.	1,000	3,053
Minebea Co. Ltd.	2,000	10,658
Mitsubishi Electric Corp.	9,000	89,180

NETS™ FUNDS QUARTERLY REPORT  33

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ TOPIX® Index Fund (Japan)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 99.7% - CONTINUED
Electric Appliances - 13.9% - (continued)
Mitsumi Electric Co. Ltd.	400	$7,864
Murata Manufacturing Co. Ltd.	1,000	41,726
NEC Corp.	10,000	54,864
NEC Electronics Corp.*	200	5,412
Nichicon Corp.	500	3,886
Nidec Corp.	500	35,666
Nihon Dempa Kogyo Co. Ltd.	100	1,804
Nihon Kohden Corp.	300	5,282
Nippon Chemi-Con Corp.	1,000	3,414
Oki Electric Industry Co. Ltd.*	4,000	6,069
Omron Corp.	1,100	19,337
Pioneer Corp.	900	7,028
Ricoh Co. Ltd.	3,000	48,961
Rohm Co. Ltd.	500	28,589
Sanken Electric Co. Ltd.	1,000	5,449
Sanyo Electric Co. Ltd.*	8,000	17,912
Seiko Epson Corp.	800	21,724
Sharp Corp.	5,000	69,667
Shinko Electric Co. Ltd.	1,000	2,979
Shinko Electric Industries Co. Ltd.	400	5,355
Sony Corp.	5,200	198,214
Stanley Electric Co. Ltd.	700	14,410
Star Micronics Co. Ltd.	300	4,249
Sysmex Corp.	200	8,234
Taiyo Yuden Co. Ltd.	1,000	10,168
TDK Corp.	500	30,069
Tokyo Electron Ltd.	700	39,506
Toshiba Corp.	14,000	91,447
Toshiba TEC Corp.	1,000	5,533
Ulvac, Inc.	200	6,365
Uniden Corp.	1,000	4,719
Ushio, Inc.	600	9,287
Wacom Co. Ltd.	2	4,434
Yamatake Corp.	300	7,244
Yaskawa Electric Corp.	1,000	8,484
Yokogawa Electric Corp.	1,100	9,302
		2,026,280
Electric Power and Gas - 4.4%
Chubu Electric Power Co., Inc.	3,100	74,427
Chugoku Electric Power Co., Inc.	1,200	25,702
Electric Power Development Co. Ltd.	600	23,259
Hokkaido Electric Power Co., Inc.	800	16,839
Hokuriku Electric Power Co.	900	21,983
Kansai Electric Power Co., Inc.	3,800	88,421
Kyushu Electric Power Co., Inc.	2,000	42,189
Okinawa Electric Power Co., Inc.	100	5,024
Osaka Gas Co. Ltd.	10,000	36,083
Saibu Gas Co. Ltd.	2,000	4,904
Shikoku Electric Power Co., Inc.	1,000	26,276
Toho Gas Co. Ltd.	3,000	17,236
Tohoku Electric Power Co., Inc.	2,300	50,964
Tokyo Electric Power Co., Inc.	5,800	159,643
Tokyo Gas Co. Ltd.	12,000	48,406
		641,356
Fishery, Agriculture and Forestry - 0.1%
Hokuto Corp.	200	5,338
Maruha Nichiro Holdings, Inc.	3,000	5,079

	Number of
	Shares	Value
COMMON STOCKS - 99.7% - CONTINUED
Fishery, Agriculture and Forestry - 0.1% - (continued)
Nippon Suisan Kaisha Ltd.	1,500	$7,272
Sakata Seed Corp.	300	4,436
		22,125
Foods - 3.2%
Ajinomoto Co., Inc.	3,000	30,809
Asahi Breweries Ltd.	2,100	39,538
Coca-Cola West Holdings Co. Ltd.	400	8,826
Dydo Drinco, Inc.	100	3,183
Fuji Oil Co. Ltd.	400	4,234
House Foods Corp.	500	8,202
Ito En Ltd.	400	5,932
Itoham Foods, Inc.	1,000	5,477
Japan Tobacco, Inc.	23	107,462
Kagome Co. Ltd.	500	7,411
Kikkoman Corp.	1,000	12,379
Kirin Holdings Co. Ltd.	4,000	61,026
Meiji Dairies Corp.	2,000	10,307
Meiji Seika Kaisha Ltd.	2,000	9,400
Mikuni Coca-Cola Bottling Co. Ltd.	300	2,817
Morinaga & Co. Ltd.	2,000	3,978
Morinaga Milk Industry Co. Ltd.	1,000	2,813
Nichirei Corp.	2,000	11,750
Nippon Flour Mills Co. Ltd.	1,000	4,737
Nippon Meat Packers, Inc.	1,000	15,821
Nisshin Seifun Group, Inc.	1,000	13,721
Nissin Food Products Co. Ltd.	400	13,101
Q.P. Corp.	700	6,444
Sapporo Holdings Ltd.	1,000	7,189
Snow Brand Milk Products Co. Ltd.	1,500	5,190
Takara Holdings, Inc.	1,000	6,532
Toyo Suisan Kaisha Ltd.	1,000	25,212
Unicharm Petcare Corp.	100	3,016
Yakult Honsha Co. Ltd.	500	14,294
Yamazaki Baking Co. Ltd.	1,000	11,500
		462,301
Glass and Ceramics Products - 1.2%
Asahi Glass Co. Ltd.	5,000	55,465
NGK Insulators Ltd.	1,000	14,637
NGK Spark Plug Co. Ltd.	1,000	11,269
Nippon Carbon Co. Ltd.	1,000	5,607
Nippon Electric Glass Co. Ltd.	2,000	29,477
Nippon Sheet Glass Co. Ltd.	3,000	12,268
Nitto Boseki Co. Ltd.	2,000	4,108
Noritake Co. Ltd.	1,000	3,960
Sumitomo Osaka Cement Co. Ltd.	3,000	5,079
Taiheiyo Cement Corp.	4,000	7,957
Tokai Carbon Co. Ltd.	1,000	11,944
TOTO Ltd.	2,000	14,618
Toyo Tanso Co. Ltd.	100	5,116
		181,505
Insurance - 2.8%
Aioi Insurance Co. Ltd.	2,000	10,732
Fuji Fire & Marine Insurance Co. Ltd.	1,000	2,914
Mitsui Sumitomo Insurance Group
Holdings, Inc.*	2,000	66,614
Nipponkoa Insurance Co. Ltd.	4,000	32,271
Nissay Dowa General Insurance Co. Ltd.	1,000	5,450

NETS™ FUNDS QUARTERLY REPORT  34

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ TOPIX® Index Fund (Japan)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 99.7% - CONTINUED
Insurance - 2.8% - (continued)
Sompo Japan Insurance, Inc.	5,000	$49,776
Sony Financial Holdings, Inc.	3	11,325
T&D Holdings, Inc.	1,200	75,829
Tokio Marine Holdings, Inc.	4,000	150,992
		405,903
Iron and Steel - 3.6%
Aichi Steel Corp.	1,000	4,422
Daido Steel Co. Ltd.	2,000	10,492
Godo Steel Ltd.	1,000	3,081
Hitachi Metals Ltd.	1,000	16,561
JFE Holdings, Inc.	2,500	122,357
Kobe Steel Ltd.	13,000	37,045
Kyoei Steel Ltd.	200	4,339
Maruichi Steel Tube Ltd.	300	8,466
Mitsubishi Steel Manufacturing Co. Ltd.	1,000	4,839
Nippon Denko Co. Ltd.	1,000	10,927
Nippon Metal Industry Co. Ltd.	1,000	2,711
Nippon Steel Corp.	28,000	160,614
Nippon Yakin Kogyo Co. Ltd.	500	2,752
Nisshin Steel Co. Ltd.	4,000	12,472
Pacific Metals Co. Ltd.	1,000	6,180
Sanyo Special Steel Co. Ltd.	1,000	5,042
Sumitomo Metal Industries Ltd.	18,000	87,265
Tokyo Steel Manufacturing Co. Ltd.	700	7,869
Yamato Kogyo Co. Ltd.	300	13,573
Yodogawa Steel Works Ltd.	1,000	5,292
		526,299
Land Transportation - 3.4%
Central Japan Railway Co.	8	81,269
East Japan Railway Co.	17	133,062
Fukuyama Transporting Co. Ltd.	1,000	3,460
Hankyu Hanshin Holdings, Inc.	6,000	27,145
Hitachi Transport System Ltd.	300	4,147
Keihan Electric Railway Co. Ltd.	2,000	8,327
Keihin Electric Express Railway Co. Ltd.	2,000	12,786
Keio Corp.	2,000	10,751
Keisei Electric Railway Co. Ltd.	2,000	10,973
Kintetsu Corp.	8,000	24,203
Nagoya Railroad Co. Ltd.	4,000	11,361
Nankai Electric Railway Co. Ltd.	1,000	3,747
Nippon Express Co. Ltd.	4,000	18,245
Nishi-Nippon Railroad Co. Ltd.	2,000	7,069
Odakyu Electric Railway Co. Ltd.	3,000	20,817
Sagami Railway Co. Ltd.	2,000	7,476
Sankyu, Inc.	1,000	4,941
Seino Holdings Corp.	1,000	5,940
Tobu Railway Co. Ltd.	4,000	18,245
Tokyu Corp.	5,000	27,617
West Japan Railway Co.	8	37,896
Yamato Holdings Co. Ltd.	2,000	25,017
		504,494
Machinery - 4.2%
Amada Co. Ltd.	2,000	13,748
Amano Corp.	400	3,342
CKD Corp.	500	2,692
Daifuku Co. Ltd.	500	4,390
Daikin Industries Ltd.	1,100	47,222

	Number of
	Shares	Value
COMMON STOCKS - 99.7% - CONTINUED
Machinery - 4.2% - (continued)
Disco Corp.	100	$3,997
Ebara Corp.	3,000	9,215
Fujitec Co. Ltd.	1,000	5,348
Glory Ltd.	300	6,620
Heiwa Corp.	400	3,812
Hitachi Construction Machinery Co. Ltd.	400	10,658
Hitachi Koki Co. Ltd.	400	5,325
Hitachi Zosen Corp.*	5,500	6,259
IHI Corp.	7,000	13,536
Japan Steel Works Ltd.	1,000	18,088
JTEKT Corp.	900	13,523
Kitz Corp.	1,000	4,737
Komatsu Ltd.	4,300	107,415
Komori Corp.	400	6,706
Kubota Corp.	4,000	25,536
Kurita Water Industries Ltd.	500	15,960
Makino Milling Machine Co. Ltd.	1,000	5,394
Makita Corp.	700	24,092
Mitsubishi Heavy Industries Ltd.	15,000	66,614
Miura Co. Ltd.	200	4,422
Modec, Inc.	100	3,016
Mori Seiki Co. Ltd.	500	7,355
Nachi-Fujikoshi Corp.	1,000	3,627
NSK Ltd.	2,000	16,580
NTN Corp.	2,000	12,490
Oiles Corp.	200	3,695
OKUMA Corp.	1,000	8,836
OSG Corp.	500	4,520
Riken Corp.	1,000	3,784
Sanden Corp.	1,000	4,422
Sankyo Co. Ltd.	200	12,157
Sega Sammy Holdings, Inc.	1,200	11,213
Shima Seiki Manufacturing Ltd.	200	5,005
Sintokogio Ltd.	400	3,482
SMC Corp.	300	29,976
Sumitomo Heavy Industries Ltd.	3,000	18,930
Tadano Ltd.	1,000	8,947
THK Co. Ltd.	700	12,525
Torishima Pump Manufacturing Co. Ltd.	200	4,506
Toshiba Machine Co. Ltd.	1,000	5,477
Tsubakimoto Chain Co.	1,000	5,246
Union Tool Co.	100	2,688
		617,128
Marine Transportation - 1.0%
Daiichi Chuo Kisen Kaisha	1,000	6,680
Iino Kaiun Kaisha Ltd.	600	5,157
Kawasaki Kisen Kaisha Ltd.	2,000	15,987
Mitsui OSK Lines Ltd.	5,000	65,227
Nippon Yusen KK	5,000	42,929
Shinwa Kaiun Kaisha Ltd.	1,000	4,950
		140,930
Metals Products - 0.5%
Chofu Seisakusho Co. Ltd.	200	3,821
JS Group Corp.	1,400	20,362
Mimasu Semiconductor Industry Co. Ltd.	200	3,186
NHK Spring Co. Ltd.	1,000	7,069
Noritz Corp.	300	3,203

NETS™ FUNDS QUARTERLY REPORT  35

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ TOPIX® Index Fund (Japan)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 99.7% - CONTINUED
Metals Products - 0.5% - (continued)
Rinnai Corp.	200	$7,235
Sanwa Holdings Corp.	1,000	3,877
Sumco Corp.	600	13,739
Topre Corp.	400	3,120
Toyo Seikan Kaisha Ltd.	700	12,674
		78,286
Mining - 0.4%
Inpex Holdings, Inc.	5	50,747
Japan Petroleum Exploration Co.	100	6,236
		56,983
Nonferrous Metals - 1.3%
Asahi Pretec Corp.	200	5,903
DOWA Holdings Co. Ltd.	1,000	6,698
Fujikura Ltd.	2,000	9,067
Furukawa Co. Ltd.	3,000	4,830
Furukawa Electric Co. Ltd.	4,000	19,466
Hitachi Cable Ltd.	1,000	3,497
Mitsubishi Materials Corp.	5,000	19,753
Mitsui Mining & Smelting Co. Ltd.	3,000	9,160
Nippon Light Metal Co. Ltd.	3,000	4,496
OSAKA Titanium Technologies Co.	100	5,348
Ryobi Ltd.	1,000	3,359
Sumitomo Electric Industries Ltd.	3,100	37,830
Sumitomo Light Metal Industries Ltd.	10,000	11,843
Sumitomo Metal Mining Co. Ltd.	3,000	38,747
SWCC Showa Holdings Co. Ltd.	2,000	2,868
Toho Titanium Co. Ltd.	200	3,719
Toho Zinc Co. Ltd.	1,000	4,385
		190,969
Oil and Coal Products - 0.9%
AOC Holdings, Inc.	2,700	24,855
Cosmo Oil Co. Ltd.	3,000	9,298
Idemitsu Kosan Co. Ltd.	100	8,762
Nippon Mining Holdings, Inc.	4,500	27,228
Nippon Oil Corp.	6,000	38,026
Showa Shell Sekiyu KK	900	9,959
TonenGeneral Sekiyu KK	1,000	8,475
		126,603
Other Financing Business - 1.3%
Acom Co. Ltd.	470	13,828
Aeon Credit Service Co. Ltd.	500	6,398
Aiful Corp.	600	6,284
Credit Saison Co. Ltd.	800	16,912
Fuyo General Lease Co. Ltd.	100	2,905
Hitachi Capital Corp.	300	5,335
IBJ Leasing Co. Ltd.	200	3,775
Jaccs Co. Ltd.*	1,000	2,294
Jafco Co. Ltd.	200	7,735
Japan Securities Finance Co. Ltd.	600	4,974
Mitsubishi UFJ Lease & Finance Co. Ltd.	270	11,841
ORIX Corp.	450	69,029
Promise Co. Ltd.	400	10,214
SBI Holdings, Inc.	60	14,350
SFCG Co. Ltd.	40	4,237
Takefuji Corp.	710	9,788
		189,899

	Number of
	Shares	Value
COMMON STOCKS - 99.7% - CONTINUED
Other Products - 2.8%
Aderans Holdings Co. Ltd.	200	$3,549
Asics Corp.	1,000	9,335
Dai Nippon Printing Co. Ltd.	3,000	41,301
Kokuyo Co. Ltd.	700	6,133
Lintec Corp.	300	4,899
Mizuno Corp.	1,000	5,773
Namco Bandai Holdings, Inc.	1,100	13,322
Nintendo Co. Ltd.	500	243,327
Nissha Printing Co. Ltd.	200	10,048
Okamura Corp.	1,000	7,494
Takara Standard Co. Ltd.	1,000	5,098
Tomy Co. Ltd.	500	3,284
Toppan Forms Co. Ltd.	300	3,489
Toppan Printing Co. Ltd.	3,000	31,087
Yamaha Corp.	900	18,527
		406,666
Pharmaceuticals - 4.5%
Astellas Pharma, Inc.	2,100	91,123
Chugai Pharmaceutical Co. Ltd.	500	7,980
Daiichi Sankyo Co. Ltd.	3,200	95,628
Dainippon Sumitomo Pharma Co. Ltd.	1,000	8,336
Eisai Co. Ltd.	1,200	43,077
Hisamitsu Pharmaceutical Co., Inc.	300	12,546
Kaken Pharmaceutical Co. Ltd.	1,000	8,724
Kyowa Hakko Kogyo Co. Ltd.	2,000	22,371
Mitsubishi Tanabe Pharma Corp.	1,000	12,999
Mochida Pharmaceutical Co. Ltd.	1,000	11,889
Ono Pharmaceutical Co. Ltd.	500	27,525
Rohto Pharmaceutical Co. Ltd.	1,000	11,186
Santen Pharmaceutical Co. Ltd.	400	10,917
Sawai Pharmaceutical Co. Ltd.	100	4,413
Seikagaku Corp.	300	2,973
Shionogi & Co. Ltd.	2,000	39,136
Taisho Pharmaceutical Co. Ltd.	1,000	20,678
Takeda Pharmaceutical Co. Ltd.	3,800	202,156
Towa Pharmaceutical Co. Ltd.	100	3,682
Toyama Chemical Co. Ltd.*	1,000	8,105
Tsumura & Co.	400	10,621
		656,065
Precision Instruments - 1.3%
Citizen Holdings Co. Ltd.	1,600	11,354
HOYA Corp.	2,000	41,264
Nikon Corp.	2,000	58,473
Olympus Corp.	1,000	33,677
Seiko Holdings Corp.	1,000	4,311
Shimadzu Corp.	1,000	9,187
Terumo Corp.	700	36,138
Tokyo Seimitsu Co. Ltd.	300	4,380
		198,784
Pulp and Paper - 0.4%
Daio Paper Corp.	1,000	7,642
Hokuetsu Paper Mills Ltd.	1,000	4,284
Mitsubishi Paper Mills Ltd.	2,000	4,959
Nippon Paper Group, Inc.	5	14,109
OJI Paper Co. Ltd.	4,000	20,243
Rengo Co. Ltd.	1,000	7,032
		58,269

NETS™ FUNDS QUARTERLY REPORT  36

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ TOPIX® Index Fund (Japan)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 99.7% - CONTINUED
Real Estate - 2.5%
Aeon Mall Co. Ltd.	400	$11,954
Daibiru Corp.	400	3,819
Daikyo, Inc.	2,000	2,628
Goldcrest Co. Ltd.	140	2,377
Heiwa Real Estate Co. Ltd.	1,000	4,395
Japan Airport Terminal Co. Ltd.	300	4,394
Leopalace21 Corp.	700	9,449
Mitsubishi Estate Co. Ltd.	6,000	145,996
Mitsui Fudosan Co. Ltd.	4,000	91,409
Nomura Real Estate Holdings, Inc.	300	6,120
NTT Urban Development Corp.	6	8,327
Park24 Co. Ltd.	600	3,353
Risa Partners, Inc.	2	2,764
Shoei Co. Ltd.	300	3,392
Sumitomo Realty & Development Co. Ltd.	2,000	41,634
TOC Co. Ltd.	500	2,368
Tokyo Tatemono Co. Ltd.	2,000	9,937
Tokyu Land Corp.	2,000	10,103
Urban Corp.	1,100	1,343
		365,762
Retail Trade - 3.3%
ABC-Mart, Inc.	200	4,996
Aeon Co. Ltd.	3,400	41,523
AOKI Holdings, Inc.	200	2,839
Aoyama Trading Co. Ltd.	300	5,307
ASKUL Corp.	200	3,296
Best Denki Co. Ltd.	500	2,970
Cawachi Ltd.	100	2,248
Chiyoda Co. Ltd.	200	3,197
Circle K Sunkus Co. Ltd.	300	5,218
Daiei, Inc.*	700	5,557
DCM Japan Holdings Co. Ltd.	700	5,628
Don Quijote Co. Ltd.	300	5,607
Doutor Nichires Holdings Co. Ltd.	200	3,286
EDION Corp.	500	4,478
FamilyMart Co. Ltd.	300	13,101
Fast Retailing Co. Ltd.	200	22,408
Fuji Co. Ltd./Ehime	200	3,545
H2O Retailing Corp.	1,000	6,476
Heiwado Co. Ltd.	300	4,730
Isetan Mitsukoshi Holdings Ltd.*	1,800	20,717
Izumi Co. Ltd.	400	6,232
Izumiya Co. Ltd.	1,000	5,838
J Front Retailing Co. Ltd.	2,000	10,880
Kisoji Co. Ltd.	200	3,960
Komeri Co. Ltd.	200	5,718
K's Holdings Corp.	300	5,326
Lawson, Inc.	300	15,488
Marui Group Co. Ltd.	1,600	12,346
Matsumotokiyoshi Holdings Co. Ltd.	200	4,006
Matsuya Co. Ltd.	200	4,043
Nishimatsuya Chain Co. Ltd.	300	3,134
Nitori Co. Ltd.	200	10,917
Parco Co. Ltd.	300	3,700
Point, Inc.	120	3,697
Ryohin Keikaku Co. Ltd.	100	5,856
Seven & I Holdings Co. Ltd.	3,800	116,371

	Number of
	Shares	Value
COMMON STOCKS - 99.7% - CONTINUED
Retail Trade - 3.3% - (continued)
Shimachu Co. Ltd.	300	$7,411
Shimamura Co. Ltd.	100	6,106
Sugi Pharmacy Co. Ltd.	200	5,681
Sundrug Co. Ltd.	200	4,635
Takashimaya Co. Ltd.	1,000	8,466
Tsuruha Holdings, Inc.	100	3,331
UNY Co. Ltd.	1,000	10,519
Valor Co. Ltd.	300	2,698
WATAMI Co. Ltd.	200	3,249
Xebio Co. Ltd.	200	4,117
Yamada Denki Co. Ltd.	430	29,281
Yoshinoya Holdings Co. Ltd.	3	3,428
Zensho Co. Ltd.	600	3,031
		476,592
Rubber Products - 0.5%
Bridgestone Corp.	3,000	48,989
Sumitomo Rubber Industries, Inc.	900	7,203
Tokai Rubber Industries, Inc.	300	3,711
Toyo Tire & Rubber Co. Ltd.	1,000	2,877
Yokohama Rubber Co. Ltd.	1,000	4,867
		67,647
Securities and Commodities Futures - 1.6%
Daiwa Securities Group, Inc.	6,000	52,514
Ichiyoshi Securities Co. Ltd.	400	3,967
kabu.com Securities Co. Ltd.	4	4,326
Matsui Securities Co. Ltd.	900	6,487
Mizuho Investors Securities Co. Ltd.	3,000	3,497
Monex Group Inc.	7	3,815
Nomura Holdings, Inc.	9,600	139,979
Okasan Holdings, Inc.	1,000	5,218
Shinko Securities Co. Ltd.	3,000	9,881
Tokai Tokyo Securities Co. Ltd.	1,000	3,877
		233,561
Services - 1.2%
Accordia Golf Co. Ltd.	4	4,282
Asatsu-DK, Inc.	200	5,459
Benesse Corp.	300	13,128
Culture Convenience Club Co. Ltd.	800	4,308
Daiseki Co. Ltd.	200	6,421
Dena Co. Ltd.	1	4,866
Dentsu, Inc.	9	19,893
Duskin Co. Ltd.	400	6,876
Hakuhodo DY Holdings, Inc.	160	8,675
Kenedix, Inc.	4	2,909
Meitec Corp.	200	4,913
Miraca Holdings, Inc.	300	7,203
Moshi Moshi Hotline, Inc.	150	3,844
Oriental Land Co. Ltd.	200	12,527
Pacific Golf Group International Holdings
KK	3	2,992
Resorttrust, Inc.	300	3,916
Secom Co. Ltd.	1,000	46,075
Sohgo Security Services Co. Ltd.	400	4,696
Tokyo Dome Corp.	1,000	5,200
USS Co. Ltd.	140	9,365
Yoshimoto Kogyo Co. Ltd.	200	2,355
		179,903

NETS™ FUNDS QUARTERLY REPORT  37

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ TOPIX® Index Fund (Japan)
July 31, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 99.7% - CONTINUED
Textiles and Apparels - 0.9%
Gunze Ltd.	1,000	$4,274
Hogy Medical Co. Ltd.	100	4,876
Katakura Industries Co. Ltd.	200	2,923
Kurabo Industries Ltd.	2,000	3,960
Mitsubishi Rayon Co. Ltd.	3,000	9,215
Nisshinbo Industries, Inc.	1,000	12,074
Onward Holdings Co. Ltd.	1,000	10,917
Sanyo Shokai Ltd.	1,000	4,543
Teijin Ltd.	5,000	15,127
Tokyo Style Co. Ltd.	1,000	9,058
Toray Industries, Inc.	6,000	30,143
Toyobo Co. Ltd.	4,000	7,920
Unitika Ltd.	4,000	4,071
Wacoal Holdings Corp.	1,000	11,426
		130,527
Transportation Equipment - 8.8%
Aisin Seiki Co. Ltd.	800	20,909
Akebono Brake Industry Co. Ltd.	400	2,461
Calsonic Kansei Corp.	1,000	3,358
Daihatsu Motor Co. Ltd.	1,000	11,898
Denso Corp.	2,200	57,298
Exedy Corp.	200	4,459
FCC Co. Ltd.	300	5,127
Fuji Heavy Industries Ltd.	3,000	16,154
Futaba Industrial Co. Ltd.	300	5,912
Hino Motors Ltd.	1,000	5,274
Honda Motor Co. Ltd.	7,900	255,086
Isuzu Motors Ltd.	5,000	21,696
Kanto Auto Works Ltd.	300	3,997
Kawasaki Heavy Industries Ltd.	7,000	18,199
Kayaba Industry Co. Ltd.	1,000	3,941
Keihin Corp.	300	4,610
Mazda Motor Corp.	4,000	23,167
Mitsubishi Motors Corp.*	20,000	33,122
Mitsui Engineering & Shipbuilding Co. Ltd.	4,000	12,213
Musashi Seimitsu Industry Co. Ltd.	200	4,034
Nissan Motor Co. Ltd.	10,400	80,825
Nissan Shatai Co. Ltd.	1,000	7,605
Nissin Kogyo Co. Ltd.	300	5,129
NOK Corp.	600	8,715
Press Kogyo Co. Ltd.	1,000	4,617
Sasebo Heavy Industries Co. Ltd.	1,000	2,739
Shimano, Inc.	300	13,878
Showa Corp.	400	2,716
Suzuki Motor Corp.	1,800	39,469
Takata Corp.	200	3,037
Tokai Rika Co. Ltd.	300	5,154
Topy Industries Ltd.	1,000	3,201
Toyoda Gosei Co. Ltd.	200	5,505
Toyota Auto Body Co. Ltd.	200	3,531
Toyota Boshoku Corp.	300	6,648
Toyota Industries Corp.	800	23,167
Toyota Motor Corp.	12,400	534,616
TS Tech Co. Ltd.	200	3,144
Yamaha Motor Co. Ltd.	1,000	16,931
		1,283,542

	Number of
	Shares	Value
COMMON STOCKS - 99.7% - CONTINUED
Warehousing and Harbor Transportation Service - 0.2%
Kamigumi Co. Ltd.	1,000	$7,337
Kintetsu World Express, Inc.	100	2,447
Mitsubishi Logistics Corp.	1,000	12,092
Mitsui-Soko Co. Ltd.	1,000	5,024
Sumitomo Warehouse Co. Ltd.	1,000	4,348
		31,248
Wholesale Trade - 4.8%
Alfresa Holdings Corp.	200	12,287
Autobacs Seven Co. Ltd.	200	5,033
Canon Marketing Japan, Inc.	500	7,388
Hanwa Co. Ltd.	1,000	5,838
Hitachi High-Technologies Corp.	400	7,809
Inaba Denki Sangyo Co. Ltd.	100	2,766
ITOCHU Corp.	7,000	69,945
IWATANI Corp.	1,000	2,905
Japan Pulp & Paper Co. Ltd.	1,000	3,442
JFE Shoji Holdings, Inc.	1,000	7,698
Kaga Electronics Co. Ltd.	200	2,579
Kanematsu Corp.*	3,000	4,052
Kuroda Electric Co. Ltd.	300	3,664
Marubeni Corp.	7,000	51,358
Mediceo Paltac Holdings Co. Ltd.	1,000	16,718
MISUMI Group, Inc.	400	7,568
Mitsubishi Corp.	6,800	199,436
Mitsui & Co. Ltd.	7,000	144,747
Mitsui Mining Co. Ltd.	1,000	3,192
MOS Food Services, Inc.	200	2,467
Nagase & Co. Ltd.	1,000	10,482
Ryosan Co. Ltd.	200	4,182
Ryoshoku Ltd.	200	4,025
Sangetsu Co. Ltd.	200	3,627
Sanrio Co. Ltd.	400	4,493
Sojitz Corp.	4,700	14,480
Sumitomo Corp.	5,000	67,909
Suzuken Co. Ltd.	400	13,767
Toho Pharmaceutical Co. Ltd.	300	5,648
Toyota Tsusho Corp.	900	17,819
		707,324
Total Common Stocks
(Cost $14,949,654)		14,571,219

SHORT-TERM INVESTMENT - 0.1%
JPMorgan Prime Money Market Fund,
Morgan Shares, 2.22%(1)	9,255	9,255
Total Short-Term Investments
(Cost $9,255)		9,255
Total Investments - 99.8%
(Cost $14,958,909)		14,580,474
Other Assets less Liabilities - 0.2%		30,836
NET ASSETS - 100.0%		$14,611,310

*	Non-Income Producing Security.
(1)	The rate quoted is the annualized seven-day net yield of the
Fund at period end.

NETS™ FUNDS QUARTERLY REPORT  38

NETS™ FUNDS
SCHEDULE OF INVESTMENTS
NETS™ TOPIX® Index Fund (Japan)
July 31, 2008 (Unaudited)

NETS™ TOPIX® Index Fund (Japan)
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the net unrealized appreciation
(depreciation) as of July 31, 2008, is as follows:

Gross unrealized appreciation	$596,075
Gross unrealized depreciation	(974,510)
Net depreciation of investments	($378,435)

NETS™ FUNDS QUARTERLY REPORT  39

NETS™ FUNDS
GENERAL INFORMATION
July 31, 2008 (Unaudited)

The schedules of investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Funds’ semi-annual report. The report includes additional information about the Funds’ security valuation policies and about certain security types invested in by the Funds.

NETS™ FUNDS QUARTERLY REPORT  40

Item 2. Controls and Procedures.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NETS Trust

By:	/s/ Michael A.Vardas
Michael A. Vardas, Jr.
President & Principal Executive Officer
September 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Vardas
Michael A. Vardas, Jr.
President & Principal Executive Officer
September 23, 2008

By:
/s/ Trudance L.C. Bakke
Trudance L.C. Bakke
Treasurer & Principal Financial Officer
September 23, 2008